EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS





   Evergreen Emerging Markets Growth Fund
   Evergreen Global Leaders Fund
   Evergreen Global Opportunities Fund
   Evergreen International Growth Fund
   Evergreen Latin America Fund
   Evergreen Perpetual Global Fund
   (formerly Mentor Perpetual Global Portfolio)
   Evergreen Perpetual International Fund
   (formerly Mentor Perpetual International Portfolio)
   Evergreen Precious Metals Fund

   Class A
   Class B
   Class C
   Class Y
   Prospectus, March 1, 2000                           [LOGO OF EVERGREEN FUNDS]

   The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved of these securities shares. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks......................................................   2

Evergreen Emerging Markets Growth Fund......................................   4

Evergreen Global Leaders Fund...............................................   6

Evergreen Global Opportunities Fund.........................................   8

Evergreen International Growth Fund.........................................  10

Evergreen Latin America Fund................................................  12

Evergreen Perpetual Global Fund.............................................  14

Evergreen Perpetual International Fund......................................  16

Evergreen Precious Metals Fund..............................................  18

GENERAL INFORMATION:

The Funds' Investment Advisors..............................................  20

The Funds' Portfolio Managers...............................................  20

Calculating the Share Price.................................................  22

How to Choose an Evergreen Fund.............................................  22

How to Choose the Share Class That Best Suits You...........................  23

How to Buy Shares...........................................................  25

How to Redeem Shares........................................................  26

Other Services..............................................................  27

The Tax Consequences of Investing in the Funds..............................  27

Fees and Expenses of the Funds..............................................  28

Financial Highlights........................................................  29

Other Fund Practices........................................................  45

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek to provide capital growth and diversification. The Funds invest a significant portion of their assets in securities of issuers located outside the United States.



Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                            OVERVIEW OF FUND RISKS

             International
               and Global
              Growth Funds

typically rely on a combination of the following strategies:
 . investing substantially all of their assets in equity securities of issuers located in foreign countries with developed and/or emerging markets;
 . investing a portion of their assets in debt securities;
 . investing in a combination of countries which includes the United States and foreign markets;
 . selling a portfolio investment when the issuer's investment fundamentals begin to deteriorate, to take advantage of more attractive yield opportunities, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the portfolio manager deems necessary; and
 . visiting the countries that the Fund may invest in or already invests in, to evaluate the political, economic and social trends that may affect investments in those countries.

may be appropriate for investors who:
 . are seeking capital growth and diversification; and . are more aggressive and are interested in investment opportunities found in the more volatile climate of international or emerging markets.

Following this overview, you will find information on each Fund's specific investment strategies and risks.
 ................................................................................

 Risk Factors For All Mutual Funds
 Please remember that mutual fund shares are:
 . not guaranteed to achieve their investment goal
 . not a deposit with a bank
 . not insured, endorsed or guaranteed by the FDIC or any government agency . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, your investment may decline in value if the particular industries, issuers or sectors your Fund invests in do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Fund invests a significant portion of its portfolio in either debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk
If your Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value and total return of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                             OVERVIEW OF FUND RISKS

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

Emerging Market Risk
An emerging market is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). A Fund's investment in securities of emerging countries could expose it to certain risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                         Emerging Markets Growth Fund


 FUND FACTS:

 Goal:
 . Long-term Capital Growth

 Principal Investment:
 . Emerging Markets Equity Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Managers:
 . Liu-Er Chen, CFA
 . Antonio T. Docal, CFA
 . Eleanor H. Marsh

 NASDAQ Symbols:
 . EMGAX (Class A)
 . EMGBX (Class B)
 . EMGYX (Class Y)

 Dividend Payment Schedule:
 . Annually

 ................................................................................


   INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 65% of its assets in equity securities of issuers located in emerging markets. Emerging markets countries include, but are not limited to, Argentina, Brazil, Greece, Hong Kong, Indonesia, Turkey and Malaysia. The Fund will normally invest in at least six different countries, although it may invest all of its assets in a single country. The Fund invests in securities that offer potential growth opportunities attributable to factors such as political change, economic deregulation and liberalized trade policy. The Fund may also invest in other types of instruments, including investment-grade debt securities.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk
 . Investment Style Risk
 . Emerging Market Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 9/6/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

                                1990
                                1991
                                1992
                                1993
                                1994
                                1995      2.07
                                1996     10.01
                                1997     13.48
                                1998    -22.97
                                1999     55.28

Best Quarter: 4th Quarter 1999  +32.86%
Worst Quarter: 3rd Quarter 1998 -15.81%

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1999), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Emerging Markets Free Index (MSCI
EMF) and the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE). The MSCI EMF is a broad, market capitalization-weighted performance benchmark for equity securities of all emerging markets in the MSCI universe. "Free" refers to securities that are purchasable by foreign investors without local market restrictions. The MSCI EAFE is a broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australasia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1999)

                Inception                                                 Performance
                  Date                                                       Since
                of Class        1 year        5 year        10 year        9/6/1994

  Class A       9/6/1994        47.85%         7.73%          N/A            3.26%
  Class B       9/6/1994        49.17%         7.65%          N/A            3.26%
  Class C       9/6/1994        53.51%         7.96%          N/A            3.44%
  Class Y       9/6/1994        55.75%         9.12%          N/A            4.50%
  MSCI EMF                      66.41%         2.00%          N/A           17.04%
  MSCI EAFE                     29.96%        12.83%          N/A           12.41%

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)
  Maximum deferred   None*   5.00%   2.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                       Total Fund
                  Management               12b-1                 Other                 Operating
                     Fees                  Fees                 Expenses                Expenses

  Class A            1.42%                 0.25%                  0.49%                   2.16%

  Class B            1.42%                 1.00%                  0.48%                   2.90%

  Class C            1.42%                 1.00%                  0.48%                   2.90%

  Class Y            1.42%                 0.00%                  0.49%                   1.91%

+Restated for the fiscal year ended 10/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              ---------------------------------------------   ---------------------
  After:      Class A     Class B     Class C     Class Y     Class B     Class C
  1 year        $684        $793        $493        $194        $293        $293
  3 years     $1,119      $1,198        $898        $600        $898        $898
  5 years     $1,579      $1,728      $1,528      $1,032      $1,528      $1,528
  10 years    $2,850      $2,967      $3,223      $2,233      $2,967      $3,223

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN

Global Leaders Fund

 FUND FACTS:

 Goal:
 . Long-term Capital Growth

 Principal Investment:
 .  Equity Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Manager:
 . Edwin D. Miska

 NASDAQ Symbols:
 . EAGLX (Class A)
 . EBGLX (Class B)
 . EYGLX (Class Y)

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's investment advisor will screen the largest companies in major industrialized countries and invest in the 100 best companies selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth, established market presence. Such companies may include those with the highest return on equity and consistent earnings growth, established market presence or operation industries or sectors with significant growth prospects. The Fund's investment advisor will review and evaluate on an ongoing basis, its criteria for choosing these companies.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Market Capitalization Risk
 . Investment Style Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 11/1/1995. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

                                    [CHART]

                                 1990
                                 1991
                                 1992
                                 1993
                                 1994
                                 1995
                                 1996    19.33
                                 1997    13.66
                                 1998    21.08
                                 1999    23.32

Best Quarter: 4th Quarter 1998   +20.04%
Worst Quarter: 3rd Quarter 1998  -13.51%

The next table lists the Fund's average annual total return by class over the past one year and since inception (through 12/31/1999), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World). The MSCI World is a broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1999)*

                 Inception                                               Performance
                   Date                                                     Since
                 of Class        1 year       5 year       10 year        11/1/1995

  Class A         6/3/1996       17.48%        N/A           N/A           17.85%
  Class B         6/3/1996       17.54%        N/A           N/A           18.24%
  Class C         6/3/1996       21.58%        N/A           N/A           18.48%
  Class Y        11/1/1995       23.82%        N/A           N/A           19.54%
  MSCI World                     24.93%        N/A           N/A           11.83%

*Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)

  Maximum deferred   None*   5.00%   2.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                      Total Fund
                  Management               12b-1                Other                 Operating
                     Fees                  Fees                Expenses                Expenses

  Class A           0.87%                  0.25%                0.71%                   1.83%
  Class B           0.87%                  1.00%                0.71%                   2.58%
  Class C           0.87%                  1.00%                0.71%                   2.58%
  Class Y           0.87%                  0.00%                0.71%                   1.58%

+Restated for the fiscal year ended 10/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              ---------------------------------------------   ---------------------
  After:      Class A     Class B     Class C     Class Y     Class B     Class C
  1 year        $652        $761        $461        $161        $261        $261
  3 years     $1,023      $1,102        $802        $499        $802        $802
  5 years     $1,418      $1,570      $1,370        $860      $1,370      $1,370
  10 years    $2,521      $2,646      $2,915      $1,878      $2,646      $2,915

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN
                           Global Opportunities Fund


 FUND FACTS:

 Goal:
 . Capital Growth

 Principal Investment:
 . Equity Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Managers:
 . Liu-Er Chen, CFA
 . Francis X. Claro, CFA
 . J. Gary Craven, CFA
 . Gilman C. Gunn
 . Eleanor H. Marsh

 NASDAQ Symbols:
 . EKGAX (Class A)
 . EKGBX (Class B)
 . EKGCX (Class C)

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 65% of its assets in securities of issuers located in at least three countries. The Fund also normally invests at least 65% of its assets in equity securities. The Fund may also invest in common stocks, convertible securities, preferred stocks, debt securities (of the U.S., any foreign governments and any international agency such as the World Bank), time deposits with U.S. and foreign banks, and may hold cash and cash equivalents. The Fund may invest in securities of U.S. companies and of issuers located in certain foreign countries with developed markets as well as those with emerging markets. When investing in securities of issuers located in the U.S. and other countries with developed securities markets, the Fund invests in equity securities of small to medium-sized companies (generally under $5 billion in market capitalization at the time of purchase) that are in a relatively early stage of development. When investing in foreign securities, the Fund invests in equity securities of issuers that are well-managed and positioned to achieve above-average increases in revenue and earnings and strong prospects for continued revenue growth. The Fund also seeks to identify and invest in countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk
 . Market Capitalization Risk
 . Investment Style Risk
 . Emerging Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

                                1990     -7.17
                                1991     31.66
                                1992     11.44
                                1993     37.71
                                1994      2.71
                                1995     23.66
                                1996      3.56
                                1997      1.10
                                1998     -1.44
                                1999     76.80

Best Quarter: 4th Quarter 1999  +44.96%
Worst Quarter: 3rd Quarter 1998 -23.16%

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1999), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World). The MSCI World is a broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1999)*

                 Inception                                               Performance
                   Date                                                     Since
                 of Class        1 year       5 year       10 year        3/16/1988
  Class A        3/16/1988       68.37%       16.52%       15.27%          14.55%
  Class B         2/1/1993       70.48%       16.58%       15.25%          14.53%
  Class C         2/1/1993       74.47%       16.76%       15.26%          14.55%
  Class Y        1/13/1997       77.16%       17.73%       15.86%          15.05%
  MSCI World                     24.93%       19.76%       11.42%          11.83%

*Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y
  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)
  Maximum deferred   None*   5.00%   2.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                       Total Fund
                  Management               12b-1                 Other                 Operating
                     Fees                  Fees                 Expenses                Expenses
  Class A            0.91%                 0.25%                  0.62%                   1.78%
  Class B            0.91%                 1.00%                  0.62%                   2.53%
  Class C            0.91%                 1.00%                  0.62%                   2.53%
  Class Y            0.91%                 0.00%                  0.62%                   1.53%

+Restated for the fiscal year ended 10/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              ---------------------------------------------   ---------------------
   After:     Class A     Class B     Class C     Class Y     Class B     Class C
  1 year        $647        $756        $456        $156        $256        $256
  3 years     $1,009      $1,088        $788        $483        $788        $788
  5 years     $1,394      $1,545      $1,345        $834      $1,345      $1,345
  10 years    $2,470      $2,596      $2,866      $1,824      $2,596      $2,866

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN
                           International Growth Fund

 FUND FACTS:

 Goals:
 . Long-term Capital Growth
 . Modest Income

 Principal Investment:
 . Equity Securities of non-U.S. companies in Developed Markets.

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Manager:
 . Gilman C. Gunn

 NASDAQ Symbols:
 . EKZAX (Class A)
 . EKZBX (Class B)
 . EKZYX (Class Y)

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth and secondarily, modest income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). The advisor seeks both growth and value opportunities. For growth investments the advisor seeks, among other things, good business models, good management and growth in cash flows. For value investments the advisor seeks securities that are undervalued in the marketplace and which have a trigger, or catalyst, that will cause the value to eventually be realized. The Fund may also invest in debt securities, including up to 10% of its assets in below investment grade debt securities. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk
 . Emerging Market Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

                                    [CHART]

                                1990     -23.99
                                1991      14.24
                                1992       2.37
                                1993      30.40
                                1994      -6.17
                                1995      11.47
                                1996      13.67
                                1997      10.85
                                1998      14.76
                                1999      27.96

Best Quarter: 4th Quarter 1999 +21.51%
Worst Quarter: 3rd Quarter 1990 -18.32%

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1999), including applicable sales charges. This table is an intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE). The MSCI EAFE is a broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australasia and the Far East. An index does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1999)*

                 Inception                                                       Performance
                   Date                                                             Since
                 of Class          1 year         5 year         10 year          9/6/1979

  Class A        1/20/1998         22.72%         15.28%          8.77%            11.96%
  Class B         9/6/1979         22.96%         15.36%          8.42%            11.53%
  Class C         3/6/1998         26.96%         15.58%          8.41%            11.41%
  Class Y         3/9/1998         29.09%         16.60%          9.52%            12.43%
  MSCI EAFE                        26.96%         12.83%          7.01%            12.41%

*Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had not been eliminated, returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)

  Maximum deferred   None*   5.00%   2.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                      Total Fund
                  Management               12b-1                Other                 Operating
                     Fees                  Fees                Expenses                Expenses

  Class A           0.54%                  0.25%                0.43%                   1.22%
  Class B           0.54%                  1.00%                0.43%                   1.97%
  Class C           0.54%                  1.00%                0.43%                   1.97%
  Class Y           0.54%                  0.00%                0.43%                   0.97%

+Restated for the fiscal year ended 10/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                        Assuming Redemption at                     Assuming
                             End of Period                       No Redemption
              -------------------------------------------     -------------------
  After:      Class A     Class B     Class C     Class Y     Class B     Class C
  1 year        $593        $700        $400         $99        $200        $200
  3 years       $844        $918        $618        $309        $618        $618
  5 years     $1,113      $1,262      $1,062        $536      $1,062      $1,062
  10 years    $1,882      $2,011      $2,296      $1,190      $2,011      $2,296

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                              Latin America Fund

 FUND FACTS:

 Goal:
 . Long-term Capital Growth

 Principal Investment:
 . Latin American Equity Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Manager:
 . Antonio T. Docal, CFA

 NASDAQ Symbols:
 . EKLAX (Class A)
 . EKLBX (Class B)
 . EKLCX (Class C)

 Dividend Payment Schedule:
 .Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth through investments in equity securities of Latin America.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 65% of its assets in securities of issuers in Latin America and ordinarily maintains investments in at least three Latin American countries. An issuer is deemed to be in Latin America if it is organized under the laws of a country within that region; its principal securities trading market is in that region; it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that region; or it has at least 50% of its assets located in that region. The Fund will invest at least 25% of its total assets in the securities of issuers primarily engaged in the energy, telecommunications and utility industries. The advisor seeks companies that have strong earnings growth driven by factors such as top line macro gains in market share or restructurings and also have attractive valuations. The Fund may also invest in debt securities issued by Latin American or North American public or private issuers with any rating or that are unrated. The Fund has the authority to invest up to 49% of its total assets in below investment grade debt securities.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment goal and investment objective, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk
 . Investment Style Risk
 . Emerging Market Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

One of the major risk factors of investing in emerging markets is the vulnerability to political and economic changes. The emerging markets in Latin America have been highly volatile of late, particularly Brazil, which is currently at a high level of fiscal indebtedness. The value of your investment may vary significantly as a result of the economic and political developments in Latin America.

An investment in a Fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a Fund that invests its assets in numerous sectors or industries. The Fund may be vulnerable to any development in its concentration sector or industry that may weaken the sector or industry. As a result, the Fund's shares may fluctuate more widely in value than those of a Fund investing in a number of different sectors or industries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 11/1/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

                                1990
                                1991
                                1992
                                1993
                                1994     -8.70
                                1995      9.75
                                1996     17.59
                                1997     25.90
                                1998     38.08
                                1999     61.07

Best Quarter: 4th Quarter 1999  +41.51%
Worst Quarter: 3rd Quarter 1998  -27.42%

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1999), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World) and Morgan Stanley Capital International Emerging Markets Free Latin America Index (MSCI EMFLA). The MSCI World is a broad, market capitalization-weighted performance benchmark for all developed markets in the world. The MSCI EMFLA is a broad, market capitalization-weighted performance benchmark of all the emerging markets in the Latin America MSCI universe. "Free" refers to securities that are purchasable by foreign investors without the local market restrictions. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1999)*

                 Inception                                               Performance
                   Date                                                     Since
                 of Class        1 year       5 year       10 year        11/1/1993

  Class A        11/1/1993       53.49%       9.06%          N/A            6.92%
  Class B        11/1/1993       54.97%       9.09%          N/A            7.02%
  Class C        11/1/1993       58.91%       9.31%          N/A            6.99%
  Class Y        3/30/1998       61.24%      10.25%          N/A            7.86%
  MSCI World                     24.93%      19.76%          N/A           11.83%
  MSCI EMFLA                     58.89%       7.65%          N/A           26.25%

* Historical performance shown for Class Y prior to its inception is based on the performance of Class A, the original class offered along with Class B and
C. The historical returns for Class Y include the effect of the 0.25% 12b-1 fees applicable to Class A. Class Y does not pay 12b-1 fees. If these fees had not been reflected, returns for Class Y would have been higher. Classes B and C each pay 12b-1 fees of 1.00%.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales       4.75%  None    None    None
  charge imposed
  on purchases (as
  a % of offering
  price)

  Maximum deferred   None*   5.00%   2.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment
  whichever is
  lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                       Total Fund
                  Management               12b-1                 Other                 Operating
                     Fees                  Fees                 Expenses                Expenses

  Class A            0.66%                 0.25%                  1.02%                   1.86%
  Class B            0.66%                 1.00%                  1.02%                   2.68%
  Class C            0.66%                 1.00%                  1.02%                   2.68%
  Class Y            0.66%                 0.00%                  1.02%                   1.68%

+Restated for fiscal year ended 10/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              ---------------------------------------------   ---------------------
  After:      Class A     Class B     Class C     Class Y     Class B     Class C
  1 year       $662        $771        $471        $171        $271        $271
  3 years     $1,052      $1,132       $832        $530        $832        $832
  5 years     $1,467      $1,620      $1,420       $913       $1,420      $1,420
  10 years    $2,622      $2,747      $3,012      $1,987      $2,747      $3,012

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                             Perpetual Global Fund


 FUND FACTS:

 Goal:
 . Long-Term Capital Growth

 Principal Investment:
 . Global Equity Securities

 Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Mentor Perpetual Advisors, LLC

 Portfolio Managers:
 . Ian Brady
 . Paul Chesson
 . Kathryn Langridge
 . Margaret Roddan
 . Stephen Whittaker
 . Robert Yerbury

 NASDAQ Symbols:
 . EPGLX (Class A)
 . EPGTX (Class C)

 Dividend Payment Schedule:
 Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests in a diversified portfolio of marketable securities made up primarily of equity securities, including common stocks, preferred stocks, securities convertible into common stocks and warrants. The Fund's portfolio managers choose equity securities across all market capitalizations. The Fund may also invest in debt securities and other fixed-income securities of private or governmental issuers (including zero-coupon securities) which the investment advisor believes to be consistent with the Fund's investment goal. The debt and fixed-income securities in which the Fund may invest will be investment grade securities or those of equivalent quality as determined by the investment advisor.

It is expected that the Fund's investments will normally be spread broadly around the world, although (except as described in the next sentence) there is no limit on the amount of the Fund's assets that may be invested in any single country. The Fund normally invests at least 65% of the value of its total assets in securities of at least three countries, one of which may be the U.S. The Fund may invest all of its assets in securities of issuers outside the U.S., and for temporary defensive purposes may at times invest all of its assets in securities of U.S. issuers. It is likely that, at times, a portion of the Fund's assets will be invested in securities of issuers in emerging markets, including under-developed and developing nations.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:
 . Stock Market Risk
 . Foreign Investment Risk
 . Market Capitalization Risk
 . Investment Style Risk
 . Emerging Market Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities market of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

For further information regarding the fund's investment strategy and risk factors see "Other Fund Practices."

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since its inception on 3/29/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

                                1990
                                1991
                                1992
                                1993
                                1994
                                1995     22.11
                                1996     14.41
                                1997     13.22
                                1998     17.19
                                1999     31.04

Best Quarter: 4th Quarter 1998 +18.43%
Worst Quarter: 3rd Quarter 1998 -13.13%

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1999), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International World Index (MSCI World). The MSCI World is a broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1999)*

                 Inception                                                  Performance
                    Date                                                       Since
                  of Class        1 year        5 year        10 year        3/29/1994
  Class A         3/29/1994       24.81%        18.03%          N/A           15.25%
  Class B        10/18/1999       25.88%        19.19%          N/A           16.12%
  Class C         3/29/1994       29.07%        18.56%          N/A           15.34%
  Class Y        11/19/1997       31.43%        19.56%          N/A           16.34%
  MSCI World                      24.93%        19.76%          N/A           11.83%

* Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%   None    None    None
  charge imposed
  on purchases (as
  a % of offering
  price)
  Maximum deferred   None    5.00%   2.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         1.03%              0.25%            0.88%                   2.16%
  Class B         1.03%              1.00%            0.88%                   2.91%
  Class C         1.03%              1.00%            0.88%                   2.91%
  Class Y         1.03%              0.00%            0.88%                   1.91%

+ Restated for the fiscal year ended 10/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              ---------------------------------------------   ---------------------
  After:      Class A     Class B     Class C     Class Y     Class B     Class C
  1 year        $684        $794        $494        $194        $294        $294
  3 years     $1,119      $1,201        $901        $600        $901        $901
  5 years     $1,579      $1,733      $1,533      $1,032      $1,533      $1,533
  10 years    $2,850      $2,973      $3,233      $2,233      $2,973      $3,233

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                         Perpetual International Fund

 FUND FACTS:

 Goal:
 . Long-term Capital Growth

 Principal Investment:
 . Equity Securities

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Mentor Perpetual Advisors, LLC

 Portfolio Managers:
 . Paul Chesson
 . Kathryn Langridge
 . Margaret Roddan
 . Stephen Whittaker
 . Robert Yerbury

 NASDAQ Symbol:
 . ENTZX (Class A)
 . ENTTX (Class C)
 . ENTLX (Class Y)

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests in a diversified portfolio of equity securities of issuers located outside the U.S. The Fund's portfolio managers choose equity securities across all market capitalizations. In identifying candidates for investment, the investment advisor considers a variety of factors, including the likelihood of above average earnings growth, attractive relative valuation, and whether the company has any proprietory advantages to invest in companies, large or small, where earnings are believed to be in a relatively strong growth trend, or where significant further growth is not anticipated but where the shares are thought to be undervalued. The Fund will normally invest a portion of its assets in securities of smaller companies and may at times invest a portion of its assets in issuers located in emerging markets. The Fund may also invest to a lesser extent in debt securities of investment grade. When it chooses to invest in debt, the Fund seeks to maintain relatively high average credit quality but may vary its maturity. The investment advisor will adjust the maturity of the Fund's debt securities in response to changing market conditions.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Market Capitalization Risk
 . Investment Style Risk
 . Emerging Market Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 5/29/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

                                    [CHART]

                           1990
                           1991
                           1992
                           1993
                           1994
                           1995
                           1996
                           1997               10.60
                           1998               13.53
                           1999               37.41

Best Quarter:   4th Quarter 1999  +18.54%
Worst Quarter:  3rd Quarter 1998  -15.02%

The next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/1999), including applicable sales charge. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Fund (MSCI EAFE). The MSCI EAFE is a broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australasia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1999)*

                Inception                                                Performance
                   Date                                                     Since
                 of Class        1 year       5 year       10 year        5/29/1996

  Class A       12/27/1996       30.66%         NA           NA            15.04%
  Class B       10/18/1999       32.01%         NA           NA            16.23%
  Class C       12/27/1996       35.06%         NA           NA            16.03%
  Class Y        5/29/1996       37.41%        N/A           N/A           16.89%
  MSCI EAFE                      26.96%        N/A           N/A           12.41%

*Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction
  Expenses                  Class A Class B Class C Class Y

  Maximum sales              4.75%    None    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)

  Maximum deferred           None*   5.00%   2.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                      Total Fund
                  Management               12b-1                Other                 Operating
                     Fees                  Fees                Expenses               Expenses++
  Class A           1.00%                  0.25%                0.60%                   1.85%
  Class B           1.00%                  1.00%                0.60%                   2.60%
  Class C           1.00%                  1.00%                0.60%                   2.60%
  Class Y           1.00%                  0.00%                0.60%                   1.60%

+  Actual for the fiscal year ended 10/31/1999.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.80% for Class A, 2.56% for Class B, 2.56% for Class C and 1.55% for Class Y.

The table below shows the total expenses you would pay on a $10,000 investment over one, three, five and ten year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                                                                    Assuming
                  Assuming Redemption at End of Period            No Redemption
              ---------------------------------------------   ---------------------
  After:      Class A     Class B     Class C     Class Y     Class B     Class C
  1 year        $654        $763        $463        $163        $263        $263
  3 years     $1,029      $1,108        $808        $505        $808        $808
  5 years     $1,426      $1,580      $1,380        $871      $1,380      $1,380
  10 years    $2,541      $2,667      $2,934      $1,900      $2,667      $2,934

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                             Precious Metals Fund

 FUND FACTS:

 Goals:
 . Long-term Capital Growth
 . Current Income

 Principal Investment:
 . Precious Metal Common Stocks

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Manager:
 . John Madden, CFA

 NASDAQ Symbols:
 . EKWAX (Class A)
 . EKWBX (Class B)

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth and protection of purchasing power of capital. Obtaining current income is a secondary objective.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of companies that are engaged in, or which receive at least 50% of their revenue from other companies engaged in, exploration, mining, processing or dealing in gold or other precious metals and minerals. The Fund may also invest a portion of its assets in domestic or foreign issuers that operate in the Republic of South Africa, the principal location of the known free-world gold ore reserves. The Republic of South Africa is considered to be an emerging markets country. The Fund does not invest directly in precious metals and minerals although it may invest up to 25% of its assets in common or preferred stock of wholly-owned subsidiaries that invest directly in precious metals and minerals.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Emerging Market Risk

The price of gold and other precious metals can fluctuate due to monetary and political developments such as the devaluation of currency or economic and social conditions within a country. Since much of the gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country, can affect the price of gold and precious metals located elsewhere.

An investment in a Fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a Fund that invests its assets in numerous sectors or industries. The Fund may be vulnerable to any development in its concentration sector or industry that may weaken the sector or industry. As a result, the Fund's shares may fluctuate more widely in value than those of a Fund investing in a number of different sectors or industries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices".

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

                                    [CHART]

                           1990               -26.29
                           1991                 8.22
                           1992               -13.58
                           1993               101.89
                           1994               -13.34
                           1995                -1.44
                           1996                 2.54
                           1997               -39.50
                           1998               -11.58
                           1999                 2.94

Best Quarter:   2nd Quarter 1993  +35.28%
Worst Quarter:  4th Quarter 1997  -29.82%

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1999), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index and the Lipper Gold Fund Index (LGF). The S&P 500 Index is a market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. LGF is an equally weighted performance index, adjusted for capital gains distributions and income dividends, of the ten largest qualifying Gold Funds. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/1999)*

               Inception                                                         Performance
                Date of                                                             Since
                 Class           1 year          5 year          10 year          1/30/1978

  Class A      1/20/1998         -1.18%          -11.27%          -3.60%            6.76%
  Class B      1/30/1978         -2.06%          -11.38%          -3.91%            6.36%
  Class C      1/29/1998          1.94%          -11.06%          -3.91%            6.32%
  Class Y      2/29/2000          2.94%          -11.06%          -3.91%            6.36%
  S&P 500                        19.53%           26.18%          15.31%            8.36%
  LGF                             4.39%          -12.48%          -5.81%           -1.85%

*Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had not been eliminated, returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None*
  charge imposed
  on purchases (as
  a % of offering
  price)
  Maximum deferred   None*   5.00%   2.00%   None*
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                       Total Fund
                  Management               12b-1                 Other                 Operating
                     Fees                  Fees                 Expenses                Expenses
  Class A            0.66%                 0.25%                  1.10%                   2.01%
  Class B            0.66%                 1.00%                  1.10%                   2.76%
  Class C            0.66%                 1.00%                  1.10%                   2.76%
  Class Y            0.66%                 0.00%                  1.10%                   1.76%++

+Restated for the fiscal year ended 10/31/1999 to reflect current fees. ++Estimated for the fiscal period ending 10/31/2000.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                Assuming Redemption at
                     End of Period                        Assuming No Redemption
              -------------------------------------------- ---------------------
  After:      Class A     Class B     Class C     Class Y     Class B     Class C
  1 year        $669        $779        $479        $179        $279        $279
  3 years     $1,076      $1,156        $856        $554        $856        $856
  5 years     $1,506      $1,659      $1,459        $954      $1,459      $1,459
  10 years    $2,702      $2,826      $3,090      $2,073      $2,826      $3,090

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN


THE FUNDS' INVESTMENT ADVISORS

The investment advisor manages a Fund's investments and supervises its daily business affairs. There are four investment advisors for the Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the U.S., with over $253 billion in consolidated assets as of 12/31/1999. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-00013.

Evergreen Investment Management (EIM)
is the investment advisor to:
 .Emerging Markets Growth Fund

EIM, a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $27.4 billion in assets for 34 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, NC 28288-0630.

Evergreen Asset Management Corp. (EAMC) is the investment advisor to:
 . Global Leaders Fund

EAMC with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $22.3 billion in assets for 22 of the Evergreen Funds. EAMC is located at 1311 Mamaroneck Ave., White Plains, NY 10605.

Evergreen Investment Management Company (EIMC) is the investment advisor to:
 . Global Opportunities Fund
 . International Growth Fund
 . Latin America Fund
 . Precious Metals Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $11 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Mentor Perpetual Advisors, LLC (Mentor Perpetual) is the investment advisor to:
 . Perpetual Global Fund
 . Perpetual International Fund

Mentor Perpetual, organized in 1995, is owned equally by Perpetual plc, a diversified financial services holding company based in the United Kingdom, and Mentor Investment Advisors LLC. Mentor Perpetual currently manages over $447.1 million in assets for 3 of the Evergreen Funds. Mentor Perpetual is located at 901 East Byrd Street, Richmond, Virginia 23219.

For the fiscal year ended 10/31/1999, the aggregate advisory fees paid by each Fund to its investment advisor were as follows:

                                        % of the Fund's
  Fund                              average daily net assets
  Emerging Markets Growth Fund                1.50%
  Global Leaders Fund                         0.95%
  Global Opportunities Fund                   1.00%
  International Growth Fund                   0.63%
  Latin America Fund                          0.75%
  Perpetual Global Fund                       1.03%
  Perpetual International Fund                0.95%
  Precious Metals Fund                        0.75%

THE FUNDS' PORTFOLIO MANAGERS

Emerging Markets Growth Fund
The Fund is managed by the following team of investment professionals:

Liu-Er Chen, CFA has managed the Fund since May 1999. Mr. Chen also acts as manager to the Asian ex-Japan portion of the Global Opportunities Fund. Mr. Chen has been a Vice President and portfolio manager since joining EIM in December 1995.

Antonio T. Docal, CFA has managed the Fund since May 1999. Mr. Docal has been a Vice President and portfolio manager since joining EIM in July 1994.

Eleanor H. Marsh has managed the Fund since May 1999. Ms. Marsh joined EIMC in July 1994 as a senior analyst of the Asian equity markets and became a portfolio manager in October 1996.

Global Leaders Fund

Edwin D. Miska has managed the Fund since November 1995. Mr. Miska had been an analyst with EAMC and its predecessor since 1986. He became a portfolio manager with EAMC in 1989.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN


Global Opportunities Fund

The Fund is managed by the following team of investment professionals:

Liu-Er Chen, CFA has managed the Asian ex-Japan portion of the Fund since December 1999. Mr. Chen also acts as co-manager to Evergreen Emerging Markets Growth Fund. Mr. Chen has been a Vice President and portfolio manager since joining EIM in December 1995.

Francis X. Claro, CFA has managed the European portion of the Fund since December 1999. Mr. Claro joined EIM in October 1994 as a senior analyst and became a portfolio manager in October 1996.

J. Gary Craven, CFA leads the team of portfolio managers of the Fund with Gilman C. Gunn. Mr. Craven has managed the Fund since December 1998. Mr. Craven has been a Senior Vice President, portfolio manager and Chief Investment Officer for the Small Stock Team since joining EIMC in November 1996. Prior to joining EIMC, Mr. Craven was a portfolio manager at Invista Capital Management from February 1987 to October 1996.

Gilman C. Gunn leads the team of portfolio managers of the Fund with J. Gary Craven. Mr. Gunn has managed the Fund since June 1997. Mr. Gunn has been a Senior Vice President and Chief Investment Officer-International since joining EIMC in January 1991.

Eleanor H. Marsh has managed the Japanese portion of the Fund since December 1999. Ms. Marsh joined EIMC in July 1994 as a senior analyst of the Asian equity markets and became a portfolio manager in October 1996. Ms. Marsh also acts as co-manager to Evergreen Emerging Markets Growth Fund.

International Growth Fund

Gilman C. Gunn has managed the Fund since January 1996. Mr. Gunn has been a Senior Vice President and Chief Investment Officer-International since joining EIMC in January 1991.

Latin America Fund

Antonio T. Docal, CFA has managed the Fund since October 1996. Mr. Docal has been a Vice President and portfolio manager since joining EIM in 1994. Mr. Docal also acts as co-manager to Evergreen Emerging Markets Growth Fund.

Perpetual Global Fund

The Fund is managed by the following team of investment professionals:

Ian Brady has been the American Team Leader for the Fund since October 1997. Mr. Brady has been a portfolio manager with Perpetual Portfolio Management Ltd.
(PPM), since October 1997. Prior to joining PPM, Mr. Brady served as an Assistant Director (North America) with Legal & General from January 1992 until January 1997 and then as an Investment Manager with Standard Life from January 1997 until October 1997. Mr. Brady has been affiliated with Mentor Perpetual since October 1997.

Paul Chesson has been the Far East Team Leader for the Fund since January 2000. Mr. Chesson has been a portfolio manager with PPM since 1993. Mr. Chesson has been affiliated with Mentor Perpetual since January 2000.

Kathryn Langridge has been the Emerging Markets Team Leader for the Fund since April 1995. Ms. Langridge joined PPM in 1990 and is Head of Emerging Markets Investment. Ms. Langridge has been affiliated with Mentor Perpetual since April 1995.

Margaret Roddan has been the Europe Team Leader for the Fund since April 1995. Ms. Roddan has been a portfolio manager with PPM since 1992. Ms. Roddan has been affiliated with Mentor Perpetual since April 1995.

Stephen Whittaker has been the UK Team Leader for the Fund since April 1995. Mr. Whittaker has been a portfolio manager with PPM since 1987. Mr. Whittaker has been affiliated with Mentor Perpetual since April 1995.

Robert Yerbury has been the Team Leader responsible for country allocation of the Fund since April 1995. Mr. Yerbury has been Chief Investment Officer with PPM since October 1997. He joined PPM as a portfolio manager and head of U.S. Equity Team in 1983. Mr. Yerbury has been affiliated with Mentor Perpetual since April 1995.

Perpetual International Fund

The Fund is managed by the following team of investment professionals:

Paul Chesson has been the Far East Team Leader for the Fund since January 2000. Mr. Chesson has been a

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN

portfolio manager with PPM since 1993. Mr. Chesson has been affiliated with Mentor Perpetual since January 2000.

Kathryn Langridge has been the Emerging Markets Team Leader for the Fund since April 1995. Ms. Langridge joined PPM in 1990 and is Head of Emerging Markets Investment. Ms. Langridge has been affiliated with Mentor Perpetual since April 1995.

Margaret Roddan has been the Europe Team Leader for the Fund since April 1995. Ms. Roddan has been a portfolio manager with PPM since 1992. Ms. Roddan has been affiliated with Mentor Perpetual since April 1995.

Stephen Whittaker has been the UK Team Leader for the Fund since April 1995. Mr. Whittaker has been a portfolio manager with PPM since 1987. Mr. Whittaker has been affiliated with Mentor Perpetual since April 1995.

Robert Yerbury has been the Team Leader responsible for country allocation of the Fund since April 1995. Mr. Yerbury has been Chief Investment Officer with PPM since October 1997. He joined PPM as a portfolio manager and head of U.S. Equity Team in 1983. Mr. Yerbury has been affiliated with Mentor Perpetual since April 1995.

Precious Metals Fund

John Madden, CFA has managed the Fund since 1995. Mr. Madden joined EIMC in October 1994 as a Vice President and senior portfolio manager.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, we will price that security at fair value according to policies established by the Funds' Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you. . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 . Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual
  Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund in this prospectus offers four different share classes: Class A, Class B, Class C and Class Y. Each class except Class Y has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 4.75%, but, except as stated below, you do not pay a deferred sales charge. In addition, Class A shares are subject to 12b-1 fees. The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                      As a % of     As a %       Dealer
                    NAV excluding  of your     commission
  Your Investment   sales charge  investment as a % of NAV
  Up to $49,999         4.75%       4.99%        4.25%
  $50,000-$99,999       4.50%       4.71%        4.25%
  $100,000-
  $249,999              3.75%       3.90%        3.25%
  $250,000-
  $499,999              2.50%       2.56%        2.00%
  $500,000-
  $999,999              2.00%       2.04%        1.75%
  $1,000,000 and
  over                  0.00%       0.00%    1.00% to 0.25%

For investments of $1,000,000 or more, Class A shares are available without a front-end sales charge. However, you will pay a 1.00% deferred sales charge if you redeem any such shares within 13 months of purchase.

 Two ways you can reduce your Class A sales charges:

 1. Rights of Accumulation allow you to combine your investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.
 2. Letter of Intent. If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Contact your broker or the Evergreen Service Company at 1-800-343-2898 if you think you may qualify for either of these services.

Each Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of First Union Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares were held, as shown below:

                                                    Deferred
  Time Held                                       Sales Charge
  Month of Purchase + First 12 Month Period          5.00%
  Month of Purchase + Second 12 Month Period         4.00%
  Month of Purchase + Third 12 Month Period          3.00%
  Month of Purchase + Fourth 12 Month Period         3.00%
  Month of Purchase + Fifth 12 Month Period          2.00%
  Month of Purchase + Sixth 12 Month Period          1.00%
  Thereafter                                         0.00%
  After 7 years                               Converts to Class A
  Dealer Allowance                                   4.00%

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the deferred sales charge a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the deferred sales charge and/or shares held the longest, in that order. The deferred sales charge on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. paid to EDI or its predecessor.

Class C

Like Class B shares, you do not pay a front-end sales charge on Class C shares. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fee paid by the Class C shares continues for the life of the account.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN


The maximum amount of the deferred sales charge depends on the length of time the shares were held, as shown below:

                                                   Maximum
                                                   Deferred
  Time Held                                      Sales Charge
  Month of Purchase + First 12 Month Period         2.00%
  Month of Purchase + Second 12 Month Period        1.00%
  Thereafter                                           0%
  Dealer Allowance                                  2.00%

The Maximum deferred sales charge will be reduced for certain investors


 Waiver of Class B or Class C Sales Charges
 You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem in the following situations:
 . When the shares were purchased through reinvestment of dividends/capital gains
 . Death or disability
 . Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
 . Automatic IRA withdrawals if you are at least 59 1/2
 . Automatic withdrawals of up to 1.0% of the account balance per month
 . Loan proceeds and financial hardship distributions from a retirement plan
 . Returns of excess contributions or excess deferral amounts made to a retirement plan participant

   Class Y

Each Fund offers Class Y shares at net asset value without an initial sales charge, deferred sales charge or 12b-1 fees. Class Y shares are only offered to persons who owned shares in an Evergreen Fund advised by Evergreen Asset Management Corp. on or before December 31, 1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN


HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments

                                         Initial  Additional
  Regular Accounts                        $1,000     None
  IRAs                                      $250     None
  Systematic Investment Plan                 $50      $25

  Method       Opening an Account                                                         Adding to an Account

By Mail or     . Complete and sign the account application.                             . Make your check payable to Evergreen Funds
through an     . Make the check payable to Evergreen Funds.                             . Write a note specifying
Investment     . Mail the application and your check to the address below:                - the Fund name
Professional      Evergreen Service Company         Overnight Address:                    - share class
                  P.O. Box 2121                     Evergreen Service Company             - your account number
                  Boston, MA 02106-9970             200 Berkeley St.                      - the name(s) in which the account is
                                                    Boston, MA 02116-5034                   registered
               . Or deliver them to your investment representative (provided he or she  . Mail to the address to the left or deliver
                 has a broker-dealer arrangement with (EDI).                              to your investment representative.

By Phone       . Call 1-800-343-2898 to set up an account number and get wiring         . Call the Evergreen Express Line at 1-800-
                 instructions (call before 12 noon if you want wired funds to be          346-3858 24 hours a day or 1-800-343-2898
                 credited that day).                                                      between 8 a.m. and 6 p.m. Eastern time,
                                                                                          on any business day.

               . Instruct your bank to wire or transfer your purchase (they may charge  . If your bank account is set up on file,
                 a wiring fee.                                                            you can request either:
               . Complete the account application and mail to:
                  Evergreen Service Company         Overnight Address:                    - Federal Funds Wire (offers immediate
                  P.O. Box 2121                     Evergreen Service Company               access to funds) or
                  Boston, MA 02106-9970             200 Berkeley St.                      - Electronic transfer through the
                                                    Boston, MA 02116-5034                   Automated Clearing House which avoids
                                                                                            wiring fee.
               . Wires received after 4 p.m. Eastern time on market trading days will receive the next market day's closing price.*

By Exchange    . You can make an additional investment by exchange from an existing Evergreen Funds account by contracting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.**
               . You can only exchange shares within the same class.
               . There is no sales charge or redemption fee when exchanging funds with the Evergreen Funds family.***
               . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).*
               . Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
               . Exchanges between accounts that do not have identical ownership must be made in writing with a signature guarantee
                 (see "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page).

Systematic     . You can transfer money automatically from your bank account into       . To establish automatic investing for an
Investment       your Fund account on a monthly basis.                                    existing account, call 1-800-343-2898 for
Plan (SIP)     . Initial investment minimum is $50 if you invest at least $25 per         an application.
                 month per this service.                                                . The minimum is $25 per month or $75
               . To enroll, check off the box on the account application and              per quarter.
                 provide:                                                               . You can also establish an investing
                 - your bank account information                                          program through direct deposit from your
                 - the amount and date of your monthly investment                         paycheck. Call 1-800-343-2898 for details.

 * The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
 ** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The
 Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
 ***This does not apply to exchanges from Class A shares of an Evergreen money market fund.
                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

  Methods      Requirements
  Call Us      . Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-
                 2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
               . This service must be authorized ahead of time, and is only available for regular accounts.**
               . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. will be processed the following business day.*
               . We can either:
                 -wire the proceeds into your bank account (service charges may apply)
                 -electronically transmit the proceeds into your bank account via the Automated
                  Clearing House service
                 -mail you a check.
               . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
               . See exceptions list below for requests that must be made in writing.
  Write Us     . You can mail a redemption request to:     Evergreen Service Company    Overnight Address:
                                                           P.O. Box 2121                Evergreen Service Company
                                                           Boston, MA 02106-9970        200 Berkeley St.
                                                                                        Boston, MA 02116-5034
               . Your letter of instructions must:
                 -list the Fund name and the account number
                 -indicate the number of shares or dollar value you wish to redeem
                 -be signed by the registered owner(s)
               . See exceptions list below for requests that must be signature guaranteed.
               . To redeem from an IRA or other retirement account, call 1-800-343-2898 for a special application.
  Redeem Your  . You may also redeem your shares through participating broker-dealers by
  Shares in      delivering a letter as described above to your broker-dealer.
  Person       . A fee may be charged for this service.
  Systematic   . You can transfer money automatically from your Fund account on a monthly or quarterly basis--without redemption fees.
  Withdrawal   . The withdrawal can be mailed to you, or deposited directly into your bank account.
  Plan (SWP)   . The minimum is $75 per month
               . The maximum is 1.00% of your account per month or 3.00% per quarter
               . To enroll, call 1-800-343-2898 for an application.

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

 . You are redeeming more than $50,000.
 . You want the proceeds transmitted into a bank
  account not listed on the account
 . You want the proceeds payable to anyone other than
  the registered owner(s) of the account
 . Either your address or the address of your bank
  account has been changed within 30 days
 . The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
 corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
 . Commercial Bank
 . Trust Company
 . Savings Association
 . Credit Union
 . Member of a U.S. stock  exchange


INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN

OTHER SERVICES

Evergreen Express Line
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price. This is the Fund's net asset value, also sometimes referred to as the Fund's "NAV."

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
 . On Fund distributions (dividends and capital gains)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

 . Dividends. To the extent that the regular dividends are derived from interest that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays either a monthly, quarterly or annual dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each Fund is listed under the Fund Facts section in the summary of each Fund previously presented.

 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a particular retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the initial sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. Financial highlights for the

                                   EVERGREEN
                         Emerging Markets Growth Fund

                                     Year Ended October 31,
                         --------------------------------------------       Year Ended
                         1999 #   1998 #   1997 #   1996 #   1995 (b)  December 31, 1994 (a)
CLASS A SHARES
Net asset value,
 beginning of period     $ 7.90   $ 9.99   $ 8.46   $ 7.90    $ 8.17          $10.00
                         ------   ------   ------   ------    ------          ------
Income from investment
 operations
Net investment income
 (loss)                   (0.01)    0.14        0    (0.01)     0.05               0
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions      1.44    (1.98)    1.53     0.62     (0.32)          (1.83)
                         ------   ------   ------   ------    ------          ------
Total from investment
 operations                1.43    (1.84)    1.53     0.61     (0.27)          (1.83)
                         ------   ------   ------   ------    ------          ------
Distributions to
 shareholders from
Net investment income     (0.01)       0        0    (0.05)        0               0
Net realized gains            0    (0.25)       0        0         0               0
                         ------   ------   ------   ------    ------          ------
Total distributions to
 shareholders             (0.01)   (0.25)       0    (0.05)        0               0
                         ------   ------   ------   ------    ------          ------
Net asset value, end of
 period                  $ 9.32   $ 7.90   $ 9.99   $ 8.46    $ 7.90          $ 8.17
                         ------   ------   ------   ------    ------          ------
Total return*             18.16%  (18.89%)  18.09%    7.70%    (3.30%)        (18.30%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $8,390   $6,195   $2,777   $1,645    $1,117          $  867
Ratios to average net
 assets
 Expenses**                2.16%    2.04%    1.75%    1.74%     1.73%+          1.78%+
 Net investment income
  (loss)                  (0.09%)   1.54%   (0.02%)  (0.09%)    0.76%+          0.12%+
Portfolio turnover rate     205%     380%     157%     107%       65%             17%

                                   Year Ended October 31,
                         --------------------------------------------       Year Ended
                         1999 #   1998 #   1997 #   1996 #   1995 (b)  December 31, 1994 (a)
CLASS B SHARES
Net asset value,
 beginning of period     $ 7.69   $ 9.85   $ 8.39   $ 7.85    $ 8.16          $10.00
                         ------   ------   ------   ------    ------          ------
Income from investment
 operations
Net investment income
 (loss)                   (0.08)    0.08    (0.08)   (0.08)     0.01           (0.02)
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions      1.41    (1.99)    1.54     0.62     (0.32)          (1.82)
                         ------   ------   ------   ------    ------          ------
Total from investment
 operations                1.33    (1.91)    1.46     0.54     (0.31)          (1.84)
                         ------   ------   ------   ------    ------          ------
Distributions to
 shareholders from
Net investment income     (0.01)       0        0        0         0               0
Net realized gains            0    (0.25)       0        0         0               0
                         ------   ------   ------   ------    ------          ------
Total distributions to
 shareholders             (0.01)   (0.25)       0        0         0               0
                         ------   ------   ------   ------    ------          ------
Net asset value, end of
 period                  $ 9.01   $ 7.69   $ 9.85   $ 8.39    $ 7.85          $ 8.16
                         ------   ------   ------   ------    ------          ------
Total return*             17.32%  (19.89%)  17.40%    6.90%    (3.80%)        (18.40%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $3,452   $2,970   $4,020   $2,881    $1,940          $1,589
Ratios to average net
 assets
 Expenses**                2.90%    2.78%    2.50%    2.50%     2.48%+          2.53%+
 Net investment income
  (loss)                  (0.97%)   0.80%   (0.79%)  (0.87%)    0.03%+         (0.84%)+
Portfolio turnover rate     205%     380%     157%     107%       65%             17%

(a)  For the period from September 6, 1994 (commencement of class operations)
     to December 31, 1994.
(b) For the ten-month period ended October 31, 1995. The Fund changed its fis-cal year end from December 31 to October 31, effective October 31, 1995.
*    Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+    Annualized.
# Net investment income or loss is based on average shares outstanding during the period.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS
periods prior to October 31, 1999 for Emerging Markets Growth Fund and Global Leaders Fund have been derived from financial information audited by other independent accountants. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

                                   EVERGREEN
                         Emerging Markets Growth Fund


                                Year Ended October 31,
                         --------------------------------------------       Year Ended
                         1999 #   1998 #   1997 #   1996 #   1995 (b)  December 31, 1994 (a)
CLASS C SHARES
Net asset value,
 beginning of period     $ 7.68   $ 9.85   $ 8.38   $7.84     $8.16           $10.00
                         ------   ------   ------   -----     -----           ------
Income from investment
 operations
Net investment income
 (loss)                   (0.08)    0.05    (0.06)  (0.08)     0.02            (0.02)
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions      1.43    (1.97)    1.53    0.62     (0.34)           (1.82)
                         ------   ------   ------   -----     -----           ------
Total from investment
 operations                1.35    (1.92)    1.47    0.54     (0.32)           (1.84)
                         ------   ------   ------   -----     -----           ------
Distributions to
 shareholders from
Net investment income     (0.01)       0        0       0         0                0
Net realized gains            0    (0.25)       0       0         0                0
                         ------   ------   ------   -----     -----           ------
Total distributions to
 shareholders             (0.01)   (0.25)       0       0         0                0
                         ------   ------   ------   -----     -----           ------
Net asset value, end of
 period                  $ 9.02   $ 7.68   $ 9.85   $8.38     $7.84           $ 8.16
                         ------   ------   ------   -----     -----           ------

Total return*             17.60%  (20.00%)  17.50%   6.90%    (3.90%)         (18.40%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $1,024   $  577   $1,282   $  85     $  56           $   89
Ratios to average net
 assets
 Expenses**                2.90%    2.78%    2.50%   2.51%     2.50%+           2.53%+
 Net investment income
  (loss)                  (0.96%)   0.59%   (0.61%) (0.91%)    0.72%+          (0.82%)+
Portfolio turnover rate     205%     380%     157%    107%       65%              17%

                                  Year Ended October 31,
                         ---------------------------------------------       Year Ended
                         1999 #   1998 #    1997 #   1996 #   1995 (b)  December 31, 1994 (a)
CLASS Y SHARES
Net asset value,
 beginning of period     $  7.96  $ 10.04   $  8.48  $  7.92   $ 8.17          $10.00
                         -------  -------   -------  -------   ------          ------
Income from investment
 operations
Net investment income
 (loss)                        0     0.16      0.03     0.01     0.05            0.01
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions       1.47    (1.98)     1.53     0.62    (0.30)          (1.84)
                         -------  -------   -------  -------   ------          ------
Total from investment
 operations                 1.47    (1.82)     1.56     0.63    (0.25)          (1.83)
                         -------  -------   -------  -------   ------          ------

Distributions to
 shareholders from
Net investment income      (0.02)   (0.01)        0    (0.07)       0               0
Net realized gains             0    (0.25)        0        0        0               0
                         -------  -------   -------  -------   ------          ------
Total distributions to
 shareholders              (0.02)   (0.26)     0.00    (0.07)       0               0
                         -------  -------   -------  -------   ------          ------
Net asset value, end of
 period                  $  9.41  $  7.96   $ 10.04  $  8.48   $ 7.92          $ 8.17
                         -------  -------   -------  -------   ------          ------

Total return               18.57%  (18.63%)   18.40%    7.90%   (3.10%)        (18.30%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $52,372  $48,953   $61,142  $28,959   $9,355          $5,878
Ratios to average net
 assets
 Expenses**                 1.91%    1.78%     1.50%    1.50%    1.48%+          1.53%+
 Net investment income
  (loss)                    0.04%    1.71%     0.25%    0.11%    0.94%+          0.43%+
Portfolio turnover rate      205%     380%      157%     107%      65%             17%

(a)  For the period from September 6, 1994 (commencement of class operations)
     to December 31, 1994.
(b) For the ten-month period ended October 31, 1995. The Fund changed its fis-cal year end from December 31 to October 31, effective October 31, 1995.
*    Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+    Annualized.
# Net investment income or loss is based on average shares outstanding during the period.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                              Global Leaders Fund


                                               Year Ended October 31,
                                     ------------------------------------------
                                      1999 #     1998 #    1997 #    1996 (a) #
CLASS A SHARES
Net asset value, beginning of
 period                              $  14.95   $  13.67   $ 11.91    $ 11.29
                                     --------   --------   -------    -------
Income from investment operations
Net investment income (loss)            (0.06)     (0.04)    (0.01)         0
Net realized and unrealized gains
 on securities and foreign currency
 related transactions                    3.46       1.38      1.78       0.62
                                     --------   --------   -------    -------
Total from investment operations         3.40       1.34      1.77       0.62
                                     --------   --------   -------    -------

Distributions to shareholders from
Net realized gains                          0      (0.06)    (0.01)         0
                                     --------   --------   -------    -------
Total distributions to shareholders         0      (0.06)    (0.01)         0
                                     --------   --------   -------    -------
Net asset value, end of period       $  18.35   $  14.95   $ 13.67    $ 11.91
                                     --------   --------   -------    -------
Total return*                           22.74%      9.82%    14.88%      5.50%
Ratios and supplemental data
Net assets, end of period
 (thousands)                         $185,806   $142,622   $38,604    $12,975
Ratios to average net assets:
 Expenses**                              1.79%      1.85%     1.91%      1.75%+
 Interest Expense                        0.13%       N/A       N/A        N/A
 Net investment income (loss)           (0.37%)    (0.25%)   (0.05%)     0.10%+
Portfolio turnover rate                    33%        16%       29%        20%

                                             Year Ended October 31,
                                   -------------------------------------------
                                    1999 #     1998 #     1997 #    1996 (a) #
CLASS B SHARES
Net asset value, beginning of
 period                            $  14.70   $  13.52   $  11.87    $ 11.29
                                   --------   --------   --------    -------
Income from investment operations
Net investment loss                   (0.19)     (0.16)     (0.11)     (0.02)
Net realized and unrealized gains
 on securities and foreign
 currency related transactions         3.41       1.40       1.77       0.60
                                   --------   --------   --------    -------
Total from investment operations       3.22       1.24       1.66       0.58
                                   --------   --------   --------    -------

Distributions to shareholders
 from
Net realized gains                        0      (0.06)     (0.01)         0
                                   --------   --------   --------    -------
Total distributions to
 shareholders                             0      (0.06)     (0.01)         0
                                   --------   --------   --------    -------
Net asset value, end of period     $  17.92   $  14.70   $  13.52    $ 11.87
                                   --------   --------   --------    -------

Total return*                         21.90%      9.19%     14.01%      5.10%
Ratios and supplemental data
Net assets, end of period
 (thousands)                       $207,433   $166,556   $134,375    $41,948
Ratios to average net assets:
 Expenses**                            2.58%      2.61%      2.66%      2.50%+
 Interest Expense                      0.14%       N/A        N/A        N/A
 Net investment loss                  (1.16%)    (1.09%)    (0.83%)    (0.68%)+
Portfolio turnover rate                  33%        16%        29%        20%

(a) For the period from June 3, 1996 (commencement of class operations) to Oc-tober 31, 1996.
*    Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+    Annualized.
# Net investment income or loss is based on average shares outstanding during the period.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN
                              Global Leaders Fund


                                             Year Ended October 31,
                                       -------------------------------------
                                       1999 #   1998 #   1997 #   1996 (a) #
CLASS C SHARES
Net asset value, beginning of period   $14.67   $13.51   $11.86     $11.29
                                       ------   ------   ------     ------
Income from investment operations
Net investment loss                     (0.19)   (0.16)   (0.11)     (0.02)
Net realized and unrealized gains on
 securities and foreign currency
 related transactions                    3.41     1.38     1.77       0.59
                                       ------   ------   ------     ------
Total from investment operations         3.22     1.22     1.66       0.57
                                       ------   ------   ------     ------

Distributions to shareholders from
Net realized gains                          0    (0.06)   (0.01)         0
                                       ------   ------   ------     ------
Total distributions to shareholders         0    (0.06)   (0.01)         0
                                       ------   ------   ------     ------

Net asset value, end of period         $17.89   $14.67   $13.51     $11.86
                                       ------   ------   ------     ------
Total return*                           21.95%    9.05%   14.02%      5.00%
Ratios and supplemental data
Net assets, end of period (thousands)  $4,486   $3,875   $2,386     $  554
Ratios to average net assets:
 Expenses**                              2.57%    2.61%    2.65%      2.50%+
 Interest Expense                        0.14%     N/A      N/A        N/A
 Net investment loss                    (1.15%)  (1.06%)  (0.80%)    (0.67%)+
Portfolio turnover rate                    33%      16%      29%        20%

                                             Year Ended October 31,
                                       ------------------------------------
                                       1999 #    1998 #    1997 #   1996 #
CLASS Y SHARES
Net asset value, beginning of period   $ 15.05   $ 13.71   $ 11.91  $ 10.00
                                       -------   -------   -------  -------
Income from investment operations
Net investment income (loss)             (0.03)    (0.01)     0.03     0.07
Net realized and unrealized gains on
 securities and foreign currency
 related transactions                     3.52      1.41      1.78     1.88
                                       -------   -------   -------  -------
Total from investment operations          3.49      1.40      1.81     1.95
                                       -------   -------   -------  -------
Distributions to shareholders from
Net investment income                        0         0         0    (0.04)
Net realized gains                           0     (0.06)    (0.01)       0
                                       -------   -------   -------  -------
Total distributions to shareholders          0     (0.06)    (0.01)   (0.04)
                                       -------   -------   -------  -------
Net asset value, end of period         $ 18.54   $ 15.05   $ 13.71  $ 11.91
                                       -------   -------   -------  -------
Total return                             23.19%    10.23%    15.22%   19.60%
Ratios and supplemental data
Net assets, end of period (thousands)  $47,043   $41,873   $35,461  $18,607
Ratios to average net assets:
 Expenses**                               1.57%     1.61%     1.64%    1.47%+
 Interest Expense                         0.14%      N/A       N/A      N/A
 Net investment income (loss)            (0.16%)   (0.09%)    0.23%    0.62%+
Portfolio turnover rate                     33%       16%       29%      20%

(a) For the period from June 3, 1996 (commencement of class operations) to Oc-tober 31, 1996.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss is based on average shares outstanding during the period.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                           Global Opportunities Fund


                            Year Ended October 31,         Year Ended September 30,
                         ----------------------------    -----------------------------
                         1999 #    1998 #    1997 (a)     1997 #      1996      1995
CLASS A SHARES
Net asset value,
 beginning of period     $ 19.26   $ 23.53   $ 24.90     $  24.56   $  23.43   $ 19.42
                         -------   -------   -------     --------   --------   -------
Income from investment
 operations
Net investment income
 (loss)                    (0.18)    (0.12)     0.02        (0.17)     (0.06)    (0.16)
Net realized and
 unrealized gains or
 losses on securities,
 futures contracts and
 foreign currency
 related transactions       8.22     (2.62)    (1.39)        1.76       1.19      4.17
                         -------   -------   -------     --------   --------   -------
Total from investment
 operations                 8.04     (2.74)    (1.37)        1.59       1.13      4.01
                         -------   -------   -------     --------   --------   -------
Distributions to
 shareholders from
Net realized gains         (1.22)    (1.53)        0        (1.25)         0         0
                         -------   -------   -------     --------   --------   -------
Total distributions to
 shareholders              (1.22)    (1.53)        0        (1.25)         0         0
                         -------   -------   -------     --------   --------   -------
Net asset value, end of
 period                  $ 26.08   $ 19.26   $ 23.53     $  24.90   $  24.56   $ 23.43
                         -------   -------   -------     --------   --------   -------
Total return*              44.04%   (12.42%)   (5.50%)       6.95%      4.82%    20.65%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $53,533   $58,944   $98,031     $113,477   $250,427   $94,679
Ratios to average net
 assets
 Expenses**                 1.77%     1.81%     1.87%+       1.67%      1.62%     1.83%
 Net investment loss       (0.81%)   (0.54%)   (1.40%)+     (0.69%)    (0.53%)   (0.83%)
Portfolio turnover rate      136%      127%        7%          72%        67%       35%

                             Year Ended October 31,           Year Ended September 30,
                         ------------------------------    ------------------------------
                          1999 #     1998 #    1997 (a)     1997 #      1996       1995
CLASS B SHARES
Net asset value,
 beginning of period     $  18.39   $  22.69   $  24.03    $  23.92   $  23.00   $  19.20
                         --------   --------   --------    --------   --------   --------
Income from investment
 operations
Net investment loss         (0.32)     (0.28)     (0.06)      (0.32)     (0.21)     (0.25)
Net realized and
 unrealized gains or
 losses on securities,
 futures contracts and
 foreign currency
 related transactions        7.80      (2.49)     (1.28)       1.68       1.13       4.05
                         --------   --------   --------    --------   --------   --------
Total from investment
 operations                  7.48      (2.77)     (1.34)       1.36       0.92       3.80
                         --------   --------   --------    --------   --------   --------
Distributions to
 shareholders from
Net realized gains          (1.22)     (1.53)         0       (1.25)         0          0
                         --------   --------   --------    --------   --------   --------
Total distributions to
 shareholders               (1.22)     (1.53)         0       (1.25)         0          0
                         --------   --------   --------    --------   --------   --------
Net asset value, end of
 period                  $  24.65   $  18.39   $  22.69    $  24.03   $  23.92   $  23.00
                         --------   --------   --------    --------   --------   --------
Total return*               43.02%    (13.06%)    (5.58%)      6.14%      4.00%     19.79%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $111,267   $122,147   $216,471    $238,936   $385,839   $238,320
Ratios to average net
 assets
 Expenses**                  2.53%      2.55%      2.62%+      2.46%      2.40%      2.58%
 Net investment loss        (1.57%)    (1.30%)    (2.15%)+    (1.45%)    (1.37%)    (1.59%)
Portfolio turnover rate       136%       127%         7%         72%        67%        35%

(a) For the one-month period ended October 31, 1997. The Fund changed its fis-cal year end from September 30 to October 31, effective October 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss is based on average shares outstanding during the period.


                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                           Global Opportunities Fund

                            Year Ended October 31,         Year Ended September 30,
                         ----------------------------    ----------------------------
                         1999 #    1998 #    1997 (a)    1997 #      1996      1995
CLASS C SHARES
Net asset value,
 beginning of period     $ 18.43   $ 22.73   $ 24.07     $ 23.97   $  23.04   $ 19.26
                         -------   -------   -------     -------   --------   -------
Income from investment
 operations
Net investment loss        (0.32)    (0.28)    (0.07)      (0.33)     (0.24)    (0.27)
Net realized and
 unrealized gains or
 losses on securities,
 futures contracts and
 foreign currency
 related transactions       7.81     (2.49)    (1.27)       1.68       1.17      4.05
                         -------   -------   -------     -------   --------   -------
Total from investment
 operations                 7.49     (2.77)    (1.34)       1.35       0.93      3.78
                         -------   -------   -------     -------   --------   -------
Distributions to
 shareholders from
Net realized gains         (1.22)    (1.53)        0       (1.25)         0         0
                         -------   -------   -------     -------   --------   -------
Total distributions to
 shareholders              (1.22)    (1.53)        0       (1.25)         0         0
                         -------   -------   -------     -------   --------   -------
Net asset value, end of
 period                  $ 24.70   $ 18.43   $ 22.73     $ 24.07   $  23.97   $ 23.04
                         -------   -------   -------     -------   --------   -------
Total return*              42.98%   (13.03%)   (5.57%)      6.08%      4.04%    19.63%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $19,963   $23,043   $43,869     $49,524   $124,549   $86,339
Ratios to average net
 assets
 Expenses**                 2.53%     2.56%     2.62%+      2.45%      2.40%     2.58%
 Net investment loss       (1.57%)   (1.31%)   (2.15%)+    (1.48%)    (1.38%)   (1.59%)
Portfolio turnover rate      136%      127%        7%         72%        67%       35%

                              Year Ended October 31,
                            --------------------------        Period Ended
                            1999 #   1998 #   1997 (a)   September 30, 1997 (b)
CLASS Y SHARES
Net asset value, beginning
 of period                  $19.58   $23.90    $25.24            $23.05
                            ------   ------    ------            ------
Income from investment
 operations
Net investment income
 (loss)                      (0.20)    0.09         0             (0.28)
Net realized and
 unrealized gains or
 losses on securities,
 futures contracts and
 foreign currency related
 transactions                 8.03    (2.88)    (1.34)             2.47
                            ------   ------    ------            ------
Total from investment
 operations                   7.83    (2.79)    (1.34)             2.19
                            ------   ------    ------            ------
Distributions to
 shareholders from
Net realized gains           (1.22)   (1.53)        0                 0
                            ------   ------    ------            ------
Total distributions to
 shareholders                (1.22)   (1.53)        0                 0
                            ------   ------    ------            ------
Net asset value, end of
 period                     $26.19   $19.58    $23.90            $25.24
                            ------   ------    ------            ------
Total return                 42.20%  (12.45%)   (5.31%)            9.50%
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                $  231   $   31    $    0            $    0
Ratios to average net
 assets
 Expenses**                   1.72%    1.49%     1.62%+            1.42%+
 Net investment income
  (loss)                     (0.49%)   0.17%    (1.62%)+          (1.22%)+
Portfolio turnover rate        136%     127%        7%               72%

(a) For the one-month period ended October 31, 1997. The Fund changed its fis-cal year end from September 30 to October 31, effective October 31, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to September 30, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss is based on average shares outstanding during the period.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                           International Growth Fund

                                                     Year Ended October 31,
                                                  ---------------------------
                                                   1999 #        1998 (a) #
CLASS A SHARES
Net asset value, beginning of period              $      7.47     $      6.88
                                                  -----------     -----------
Income from investment operations
Net investment income                                    0.06            0.10
Net realized and unrealized gains on securities,
 futures contracts and foreign currency related
 transactions                                            1.19            0.49
                                                  -----------     -----------
Total from investment operations                         1.25            0.59
                                                  -----------     -----------
Net asset value, end of period                    $      8.72     $      7.47
                                                  -----------     -----------
Total return*                                           16.73%           8.58%
Ratios and supplemental data
Net assets, end of period (millions)              $       128     $       129
Ratios to average net assets
 Expenses**                                              1.22%           1.53%+
 Net investment income                                   0.77%           1.08%+
Portfolio turnover rate                                   131%            155%

                                              Year Ended October 31,
                                     -----------------------------------------
                                     1999 #  1998 #   1997 #    1996     1995
CLASS B SHARES
Net asset value, beginning of
 period                              $7.43   $ 8.65   $ 7.69   $ 7.11   $ 7.77
                                     -----   ------   ------   ------   ------
Income from investment operations
Net investment income (loss)             0    (0.02)   (0.05)   (0.02)    0.07
Net realized and unrealized gains
 on securities, futures contracts
 and foreign currency related
 transactions                         1.19     0.67     1.27     0.75     0.05
                                     -----   ------   ------   ------   ------
Total from investment operations      1.19     0.65     1.22     0.73     0.12
                                     -----   ------   ------   ------   ------
Distributions to shareholders from
Net investment income                    0    (0.33)   (0.10)   (0.10)   (0.04)
Net realized gains                       0    (1.54)   (0.16)   (0.05)   (0.74)
                                     -----   ------   ------   ------   ------
Total distributions to shareholders      0    (1.87)   (0.26)   (0.15)   (0.78)
                                     -----   ------   ------   ------   ------
Net asset value, end of period       $8.62   $ 7.43   $ 8.65   $ 7.69   $ 7.11
                                     -----   ------   ------   ------   ------
Total return*                        16.02%    9.35%   15.69%   10.47%    2.19%
Ratios and supplemental data
Net assets, end of period
 (millions)                          $  64   $   75   $  152   $  148   $  129
Ratios to average net assets
 Expenses**                           1.97%    2.30%    2.39%    2.43%    2.57%
 Net investment income                0.01%   (0.13%)  (0.49%)  (0.21%)   0.88%
Portfolio turnover rate                131%     155%     101%      52%      76%

(a) For the period from January 20, 1998 (commencement of class operations) to October 31, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss is based on average shares outstanding during the period.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                           International Growth Fund

                                                              Year Ended
                                                              October 31,
                                                          -------------------
                                                          1999 #   1998 (a) #
CLASS C SHARES
Net asset value, beginning of period                      $7.43      $ 7.64
                                                          -----      ------
Income from investment operations
Net investment income                                         0        0.03
Net realized and unrealized gains on securities, futures
 contracts and foreign currency related transactions       1.19       (0.24)
                                                          -----      ------
Total from investment operations                           1.19       (0.21)
                                                          -----      ------
Net asset value, end of period                            $8.62      $ 7.43
                                                          -----      ------
Total return*                                             16.02%      (2.75%)
Ratios and supplemental data
Net assets, end of period (millions)                      $   2      $    3
Ratios to average net assets
 Expenses**                                                1.97%       2.19%+
 Net investment income                                    (0.02%)      0.44%+
Portfolio turnover rate                                     131%        155%

                                                              Year Ended
                                                              October 31,
                                                          ------------------
                                                          1999 #  1998 (b) #
CLASS Y SHARES
Net asset value, beginning of period                      $7.45     $ 7.73
                                                          -----     ------
Income from investment operations
Net investment income                                      0.08       0.07
Net realized and unrealized gains on securities, futures
 contracts and foreign currency related transactions       1.20      (0.35)
                                                          -----     ------
Total from investment operations                           1.28      (0.28)
                                                          -----     ------
Net asset value, end of period                            $8.73     $ 7.45
                                                          -----     ------
Total return                                              17.18%     (3.62%)
Ratios and supplemental data
Net assets, end of period (millions)                      $ 506     $  428
Ratios to average net assets
 Expenses**                                                0.97%      1.18%+
 Net investment income                                     1.02%      1.13%+
Portfolio turnover rate                                     131%       155%

(a) For the period from March 6, 1998 (commencement of class operations) to Oc-tober 31, 1998.
(b) For the period from March 9, 1998 (commencement of class operations) to Oc-tober 31, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the pe-riod.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                              Latin America Fund


                                            Year Ended October 31,
                                   ------------------------------------------
                                   1999 #  1998 #    1997     1996     1995
CLASS A SHARES
Net asset value, beginning of
 period                            $ 7.56  $13.15   $ 11.13  $  9.86  $ 10.55
                                   ------  ------   -------  -------  -------
Income from investment operations
Net investment income                0.08    0.14      0.02     0.39     0.44
Net realized and unrealized gains
 or losses on securities and
 foreign currency related
 transactions                        0.74   (2.87)     2.10     1.24    (0.81)
                                   ------  ------   -------  -------  -------
Total from investment operations     0.82   (2.73)     2.12     1.63    (0.37)
                                   ------  ------   -------  -------  -------
Distributions to shareholders
 from
Net investment income                   0       0     (0.10)   (0.36)   (0.30)
Net realized gains                      0   (2.86)        0        0    (0.02)
                                   ------  ------   -------  -------  -------
Total distributions to
 shareholders                           0   (2.86)    (0.10)   (0.36)   (0.32)
                                   ------  ------   -------  -------  -------
Net asset value, end of period     $ 8.38  $ 7.56   $ 13.15  $ 11.13  $  9.86
                                   ------  ------   -------  -------  -------
Total return*                       10.85% (27.18%)   19.18%   16.74%   (3.35%)
Ratios and supplemental data
Net assets, end of period
 (thousands)                       $4,853  $6,483   $13,621  $11,021  $14,333
Ratios to average net assets:
 Expenses**                          1.95%   1.86%     1.69%    1.83%    1.86%
 Net investment income               1.05%   1.33%     0.20%    3.05%    4.02%
Portfolio turnover rate               238%    197%      105%     112%      57%

                                           Year Ended October 31,
                                ---------------------------------------------
                                1999 #   1998 #     1997      1996     1995
CLASS B SHARES
Net asset value, beginning of
 period                         $  7.34  $ 12.91   $ 10.98   $  9.76  $ 10.49
                                -------  -------   -------   -------  -------
Income from investment
 operations
Net investment income (loss)       0.01     0.06     (0.08)     0.23     0.32
Net realized and unrealized
 gains or losses on securities
 and foreign currency related
 transactions                      0.72    (2.77)     2.09      1.30    (0.75)
                                -------  -------   -------   -------  -------
Total from investment
 operations                        0.73    (2.71)     2.01      1.53    (0.43)
                                -------  -------   -------   -------  -------
Distributions to shareholders
 from
Net investment income                 0        0     (0.08)    (0.31)   (0.28)
Net realized gains                    0    (2.86)        0         0    (0.02)
                                -------  -------   -------   -------  -------
Total distributions to
 shareholders                         0    (2.86)    (0.08)    (0.31)   (0.30)
                                -------  -------   -------   -------  -------
Net asset value, end of period  $  8.07  $  7.34   $ 12.91   $ 10.98  $  9.76
                                -------  -------   -------   -------  -------
Total return*                      9.95%  (27.60%)   18.40%    15.82%   (4.00%)
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $20,752  $32,046   $75,271   $79,026  $97,165
Ratios to average net assets:
 Expenses**                        2.68%    2.61%     2.50%     2.59%    2.61%
 Net investment income (loss)      0.16%    0.60%    (0.51%)    2.30%    3.27%
Portfolio turnover rate             238%     197%      105%      112%      57%

*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
# Net investment income is based on average shares outstanding during the pe-riod.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN
                              Latin America Fund

                                             Year Ended October 31,
                                   ------------------------------------------
                                   1999 #  1998 #    1997      1996    1995
CLASS C SHARES
Net asset value, beginning of
 period                            $ 7.32  $12.92   $ 10.99   $ 9.77  $ 10.50
                                   ------  ------   -------   ------  -------
Income from investment operations
Net investment income (loss)         0.01    0.05     (0.07)    0.23     0.32
Net realized and unrealized gains
 or losses on securities and
 foreign currency related
 transactions                        0.73   (2.79)     2.08     1.30    (0.75)
                                   ------  ------   -------   ------  -------
Total from investment operations     0.74   (2.74)     2.01     1.53    (0.43)
                                   ------  ------   -------   ------  -------
Distributions to shareholders
 from
Net investment income                   0       0     (0.08)   (0.31)   (0.28)
Net realized gains                      0   (2.86)        0        0    (0.02)
                                   ------  ------   -------   ------  -------
Total distributions to
 shareholders                           0   (2.86)    (0.08)   (0.31)   (0.30)
                                   ------  ------   -------   ------  -------
Net asset value, end of period     $ 8.06  $ 7.32   $ 12.92   $10.99  $  9.77
                                   ------  ------   -------   ------  -------
Total return*                       10.11% (27.86%)   18.38%   15.80%   (4.00%)
Ratios and supplemental data
Net assets, end of period
 (thousands)                       $3,717  $4,725   $10,961   $8,791  $11,242
Ratios to average net assets:
 Expenses**                          2.65%   2.61%     2.47%    2.59%    2.61%
 Net investment income (loss)        0.11%   0.54%    (0.52%)   2.26%    3.27%
Portfolio turnover rate               238%    197%      105%     112%      57%

                                                               Year Ended
                                                               October 31,
                                                           ------------------
                                                           1999 #  1998 (a) #
CLASS Y SHARES
Net asset value, beginning of period                       $7.58     $10.94
                                                           -----     ------
Income from investment operations
Net investment income                                       0.06       0.07
Net realized and unrealized gains or losses on securities
 and foreign currency related transactions                  0.78      (3.43)
                                                           -----     ------
Total from investment operations                            0.84      (3.36)
                                                           -----     ------
Net asset value, end of period                             $8.42     $ 7.58
                                                           -----     ------
Total return                                               11.08%    (30.71%)
Ratios and supplemental data
Net assets, end of period (thousands)                      $ 270     $   28
Ratios to average net assets:
 Expenses**                                                 1.58%      1.49%+
 Net investment income                                      0.71%      1.33%+
Portfolio turnover rate                                      238%       197%

(a) For the period from March 30, 1998 (commencement of class operations) to October 31, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the pe-riod.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                             Perpetual Global Fund

                               One-Month                  Year Ended September 30,
                              Period Ended       -------------------------------------------
                         October 31, 1999 (a)(b) 1999 #    1998      1997     1996      1995
CLASS A SHARES
Net asset value,
 beginning of period             $ 23.09         $ 18.92  $ 20.94   $ 17.86  $ 15.88   $14.23
                                 -------         -------  -------   -------  -------   ------
Income from investment
 operations
Net investment income
 (loss)                            (0.03)           0.02    (0.03)     0.04    (0.04)    0.05
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions               0.80            5.74    (0.97)     3.67     2.82     1.60
                                 -------         -------  -------   -------  -------   ------
Total from investment
 operations                         0.77            5.76    (1.00)     3.71     2.78     1.65
                                 -------         -------  -------   -------  -------   ------
Distributions to
 shareholders from
Net realized gains                     0           (1.59)   (1.02)    (0.63)   (0.80)       0
                                 -------         -------  -------   -------  -------   ------
Total distributions to
 shareholders                          0           (1.59)   (1.02)    (0.63)   (0.80)       0
                                 -------         -------  -------   -------  -------   ------
Net asset value, end of
 period                          $ 23.86         $ 23.09  $ 18.92   $ 20.94  $ 17.86   $15.88
                                 -------         -------  -------   -------  -------   ------
Total return*                       3.33%          32.49%   (4.97%)   21.59%   18.40%   11.60%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)              $86,341         $88,743  $59,012   $46,556  $13,098   $6,854
Ratios to average net
 assets
 Expenses**                         2.16%+          1.84%    1.75%     1.89%    1.95%    2.06%
 Net investment income
  (loss)                           (1.49%)+         0.11%   (0.01%)    0.07%   (0.21%)   0.26%
Portfolio turnover rate               13%            144%     162%      128%     130%     155%

                                                         Period Ended
                                                     October 31, 1999 (c)
CLASS B SHARES
Net asset value, beginning of period                        $22.91
                                                            ------
Income from investment operations
Net investment loss                                              0
Net realized and unrealized gains on securities and
 foreign currency related transactions                        0.96
                                                            ------
Total from investment operations                              0.96
                                                            ------
Net asset value, end of period                              $23.87
                                                            ------
Total return*                                                 4.19%
Ratios and supplemental data
Net assets, end of period (thousands)                       $1,048
Ratios to average net assets
 Expenses**                                                   2.91%+
 Net investment loss                                         (2.24%)+
Portfolio turnover rate                                         13%

(a) For the one month ended October 31, 1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(b) Effective October 18, 1999, shareholders of Mentor Perpetual Global Portfo-lio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respec-tively, of Evergreen Perpetual Global Fund. Class B shares of Mentor Per-petual Global Portfolio were redesignated as Class C shares of Evergreen Perpetual Global Fund.
(c) For the period from October 18, 1999 (commencement of class operations) to October 31, 1999.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss per share is based on average shares outstand-ing during the period.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN
                            Perpetual Global Fund

                                One-Month                   Year Ended September 30,
                              Period Ended       ------------------------------------------------
                         October 31, 1999 (a)(b)  1999 #     1998      1997      1996      1995
CLASS C SHARES
Net asset value,
 beginning of period            $  21.99         $  18.21   $ 20.32   $ 17.46   $ 15.67   $ 14.15
                                --------         --------   -------   -------   -------   -------
Income from investment
 operations
Net investment loss                (0.03)           (0.21)    (0.12)    (0.02)    (0.05)    (0.05)
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions               0.75             5.58     (0.97)     3.51      2.64      1.57
                                --------         --------   -------   -------   -------   -------
Total from investment
 operations                         0.72             5.37     (1.09)     3.49      2.59      1.52
                                --------         --------   -------   -------   -------   -------
Distributions to
 shareholders from
Net realized gains                     0            (1.59)    (1.02)    (0.63)    (0.80)        0
                                --------         --------   -------   -------   -------   -------
Total distributions to
 shareholders                          0            (1.59)    (1.02)    (0.63)    (0.80)        0
                                --------         --------   -------   -------   -------   -------
Net asset value, end of
 period                         $  22.71         $  21.99   $ 18.21   $ 20.32   $ 17.46   $ 15.67
                                --------         --------   -------   -------   -------   -------
Total return*                       3.27%           31.54%    (5.65%)   20.74%    17.39%    10.74%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)             $133,075         $128,192   $99,277   $89,030   $42,131   $12,667
Ratios to average net
 assets
 Expenses**                         2.91%+           2.58%     2.50%     2.64%     2.70%     2.72%
 Net investment loss               (2.24%)+         (0.67%)   (0.77%)   (0.68%)   (0.91%)   (0.40%)
Portfolio turnover rate               13%             144%      162%      128%      130%      155%

                                                               Year Ended
                                           One-Month          September 30,
                                         Period Ended        ----------------
                                     October 31, 1999 (a)(b) 1999 #  1998 (c)
CLASS Y SHARES
Net asset value, beginning of
 period                                      $23.21          $18.96   $18.81
                                             ------          ------   ------
Income from investment operations
Net investment income (loss)                  (0.02)           0.09        0
Net realized and unrealized gains
 on securities and foreign currency
 related transactions                          0.80            5.75     0.30
                                             ------          ------   ------
Total from investment operations               0.78            5.84     0.30
                                             ------          ------   ------
Distributions to shareholders from
Net realized gains                                0           (1.59)   (0.15)
                                             ------          ------   ------
Total distributions to shareholders               0           (1.59)   (0.15)
                                             ------          ------   ------

Net asset value, end of period               $23.99          $23.21   $18.96
                                             ------          ------   ------
Total return                                   3.36%          32.87%    1.60%
Ratios and supplemental data
Net assets, end of period
 (thousands)                                 $    1          $    1   $    1
Ratios to average net assets
 Expenses**                                    1.83%+          1.52%    1.50%+
 Net investment income (loss)                 (0.87%)+         0.40%   (0.02%)+
Portfolio turnover rate                          13%            144%     162%

(a) For the one month ended October 31, 1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(b) Effective October 18, 1999, shareholders of Mentor Perpetual Global Portfo-lio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respec-tively, of Evergreen Perpetual Global Fund. Class B shares of Mentor Per-petual Global Portfolio were redesignated as Class C shares of Evergreen Perpetual Global Fund.
(c) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss per share is based on average shares outstand-ing during the period.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                         Perpetual International Fund


                                               Year Ended October 31,
                                          ---------------------------------
                                          1999 (b) (c) # 1998 #   1997 (a)
CLASS A SHARES
Net asset value, beginning of period         $ 14.65     $ 13.83   $ 12.53
                                             -------     -------   -------
Income from investment operations
Net investment income                           0.07        0.11      0.01
Net realized and unrealized gains on
 securities and foreign currency related
 transactions                                   3.69        0.91      1.29
                                             -------     -------   -------
Total from investment operations                3.76        1.02      1.30
                                             -------     -------   -------
Distributions to shareholders from
Net investment income                              0       (0.03)        0
Net realized gains                                 0       (0.03)        0
Tax return on capital                              0       (0.14)        0
                                             -------     -------   -------
Total distributions to shareholders                0       (0.20)        0
                                             -------     -------   -------
Net asset value, end of period               $ 18.41     $ 14.65   $ 13.83
                                             -------     -------   -------
Total return*                                  25.67%       7.43%    10.38%
Ratios and supplemental data
Net assets, end of period (thousands)        $93,578     $62,782   $33,213
Ratios to average net assets
 Expenses**                                     1.80%       1.35%     1.35%+
 Net investment income                          0.42%       0.96%     0.71%+
Portfolio turnover rate                          118%        120%      107%

                                                          Period Ended
                                                     October 31, 1999 (d) #
CLASS B SHARES
Net asset value, beginning of period                         $17.88
                                                             ------
Income from investment operations
Net investment loss                                           (0.01)
Net realized and unrealized gains on securities and
 foreign currency related transactions                         0.68
                                                             ------
Total from investment operations                               0.67
                                                             ------
Net asset value, end of period                               $18.55
                                                             ------
Total return*                                                  3.75%
Ratios and supplemental data
Net assets, end of period (thousands)                        $  248
Ratios to average net assets
 Expenses**                                                    2.56%+
 Net investment loss                                          (0.36%)+
Portfolio turnover rate                                         118%

(a) For the period from December 27, 1996 (commencement of class operations) to October 31, 1997.
(b) Effective October 18, 1999, shareholders of Mentor Perpetual International Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, re-spectively, of Evergreen Perpetual International Fund. In addition, Class B shares of Mentor Perpetual International Portfolio were redesignated as Class C shares of Evergreen Perpetual International Fund.
(c) As a result of the conversion of Mentor Perpetual International Portfolio into Evergreen Perpetual International Fund, the shareholders of Mentor Perpetual International Portfolio, Class E, became owners of that number of full and fractional shares of Evergreen Perpetual International Fund, Class A, having a net asset value equal to the net asset value of their shares immediately prior to the conversion of shares.
(d) For the period from October 18, 1999 (commencement of class operations) to October 31, 1999.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss is based on average shares outstanding during the period.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN
                         Perpetual International Fund

                                            Year Ended October 31,
                                       -------------------------------
                                       1999 (b) #  1998 #   1997 (a) #
CLASS C SHARES
Net asset value, beginning of period    $ 14.52    $ 13.81   $ 12.53
                                        -------    -------   -------
Income from investment operations
Net investment income (loss)              (0.06)      0.03         0
Net realized and unrealized gains on
 securities and foreign currency
 related transactions                      3.65       0.88      1.28
                                        -------    -------   -------
Total from investment operations           3.59       0.91      1.28
                                        -------    -------   -------
Distributions to shareholders from
Net investment income                         0      (0.03)        0
Net realized gains                            0      (0.03)        0
Tax return on capital                         0      (0.14)        0
                                        -------    -------   -------
Total distributions to shareholders           0      (0.20)        0
                                        -------    -------   -------
Net asset value, end of period          $ 18.11    $ 14.52   $ 13.81
                                        -------    -------   -------
Total return*                             24.72%      6.64%    10.22%
Ratios and supplemental data
Net assets, end of period (thousands)   $60,544    $42,354   $19,371
Ratios to average net assets
 Expenses**                                2.56%      2.10%     2.10%
 Net investment income (loss)             (0.36%)     0.21%     0.04%
Portfolio turnover rate                     118%       120%      107%

                                                Year Ended October 31,
                                       ---------------------------------------
                                       1999 (b) # 1998 #   1997 #   1996 (c) #
CLASS Y SHARES
Net asset value, beginning of period     $14.74   $ 13.89  $ 12.12    $12.50
                                         ------   -------  -------    ------
Income from investment operations
Net investment income                      0.10      0.27     0.15      0.04
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions             3.72      0.79     1.67     (0.42)
                                         ------   -------  -------    ------
Total from investment operations           3.82      1.06     1.82     (0.38)
                                         ------   -------  -------    ------
Distributions to shareholders from
Net investment income                         0     (0.02)   (0.05)        0
Net realized gains                            0     (0.05)       0         0
Tax return on capital                         0     (0.14)       0         0
                                         ------   -------  -------    ------
Total distributions to shareholders           0     (0.21)   (0.05)        0
                                         ------   -------  -------    ------
Net asset value, end of period           $18.56   $ 14.74  $ 13.89    $12.12
                                         ------   -------  -------    ------
Total return                              25.92%     7.69%   15.07%    (3.04%)
Ratios and supplemental data
Net assets, end of period (thousands)    $6,572   $10,979  $16,110    $8,741
Ratios to average net assets
 Expenses**                                1.55%     1.10%    1.10%     1.10%+
 Net investment income                     0.64%     1.21%    1.20%     0.89%+
Portfolio turnover rate                     118%      120%     107%       59%

(a) For the period from December 27, 1996 (commencement of class operations) to October 31, 1996.
(b) Effective October 18, 1999, shareholders of Mentor Perpetual International Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, re-spectively, of Evergreen Perpetual International Fund. In addition, Class B shares of Mentor Perpetual International Portfolio were redesignated as Class C shares of Evergreen Perpetual International Fund.
(c) For the period from May 29, 1996 (commencement of class operations) to Oc-tober 31, 1996.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss is based on average shares outstanding during the period.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                  EVERGREEN
                             Precious Metals Fund

                                                  Year Ended October 31,
                                                ---------------------------
                                                 1999 #        1998 (a) #
CLASS A SHARES
Net asset value, beginning of period            $     11.64    $     12.45
                                                -----------    -----------
Income from investment operations
Net investment loss                                   (0.01)         (0.01)
Net realized and unrealized gains or losses on
 securities and foreign currency related
 transactions                                          0.25          (0.80)
                                                -----------    -----------
Total from investment operations                       0.24          (0.81)
                                                -----------    -----------
Net asset value, end of period                  $     11.88    $     11.64
                                                -----------    -----------
Total return*                                          2.06%         (6.51%)
Ratios and supplemental data
Net assets, end of period (thousands)           $    69,387    $    83,431
Ratios to average net assets
 Expenses**                                            2.01%          2.01%+
 Net investment loss                                  (0.07%)        (0.12%)+
Portfolio turnover rate                                  33%            44%

                            Year Ended October 31,          Year Ended February 28,
                         ----------------------------    ------------------------------
                         1999 #    1998 #  1997 (b)#          1997       1996       1995
CLASS B SHARES
Net asset value,
 beginning of period     $ 11.58   $ 15.87   $  23.94    $  26.35   $  19.30   $  25.09
                         -------   -------   --------    --------   --------   --------
Income from investment
 operations
Net investment loss        (0.10)    (0.19)     (0.14)      (0.26)     (0.25)     (0.13)
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions       0.24     (3.29)     (7.93)      (1.16)      7.30      (5.54)
                         -------   -------   --------    --------   --------   --------
Total from investment
 operations                 0.14     (3.48)     (8.07)      (1.42)      7.05      (5.67)
                         -------   -------   --------    --------   --------   --------
Distributions to
 shareholders from
Net investment income          0         0          0           0          0      (0.12)
Net realized gains             0     (0.81)         0       (0.99)         0          0
                         -------   -------   --------    --------   --------   --------
Total distributions to
 shareholders                  0     (0.81)         0       (0.99)         0      (0.12)
                         -------   -------   --------    --------   --------   --------
Net asset value, end of
 period                  $ 11.72   $ 11.58   $  15.87    $  23.94   $  26.35   $  19.30
                         -------   -------   --------    --------   --------   --------
Total return*               1.21%   (22.60%)   (33.71%)     (5.16%)    36.53%    (22.70%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $13,781   $25,765   $111,173    $190,108   $217,270   $171,193
Ratios to average net
 assets
 Expenses**                 2.76%     2.72%      2.48%+      2.33%      2.28%      2.33%
 Net investment loss       (0.94%)   (1.52%)    (1.04%)+    (1.08%)    (1.08%)    (0.54%)
Portfolio turnover rate       33%       44%        19%         41%        39%        75%

(a) For the period from January 20, 1998 (commencement of class operations) to October 31, 1998.
(b) For the eight-month period ended October 31, 1997. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss is based on average shares outstanding during the period.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN
                             Precious Metals Fund

                                                              Year Ended
                                                              October 31,
                                                           -------------------
                                                           1999 #   1998 (a) #
CLASS C SHARES
Net asset value, beginning of period                       $11.58     $13.65
                                                           ------     ------
Income from investment operations
Net investment loss                                         (0.09)     (0.14)
Net realized and unrealized gains or losses on securities
 and foreign currency related transactions                   0.22      (1.93)
                                                           ------     ------
Total from investment operations                             0.13      (2.07)
                                                           ------     ------
Net asset value, end of period                             $11.71     $11.58
                                                           ------     ------
Total return*                                                1.12%    (15.16%)
Ratios and supplemental data
Net assets, end of period (thousands)                      $  465     $  557
Ratios to average net assets
 Expenses**                                                  2.85%      2.83%+
 Net investment loss                                        (0.80%)    (1.44%)+
Portfolio turnover rate                                        33%        44%

(a) For the period from January 29, 1998 (commencement of class operations) to October 31, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income or loss is based on average shares outstanding throughout the period.

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN


OTHER FUND PRACTICES

The Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust the portfolio's duration, to maintain a Fund's exposure to its market to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds invest in foreign securities, which may include foreign currencies transactions. As a result, the value of the Funds' shares will be affected by changes in exchange rates. To manage this risk, the Funds may enter into currency futures contracts and forward currency exchange contracts. Although, the Funds use these contracts to hedge the U.S. dollar value of a security they already own, the Fund could lose money if they fail to predict accurately the future exchange rates. The Funds may engage in hedging and cross hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Funds' investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgement of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.


Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN

                                     Notes

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN

                                     Notes

                                           INTERNATIONAL AND GLOBAL GROWTH FUNDS

                                   EVERGREEN

                                Evergreen Funds

Money Market

Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

Tax Advantaged

Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
High Grade Municipal Bond Fund
Maryland Municipal Bond Fund
Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Short-Intermediate Municipal Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Diversified Bond Fund
High Income Fund
High Yield Bond Fund
Intermediate Term Bond Fund
Quality Income Fund
Short-Intermediate Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced

Balanced Fund
Capital Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income

Blue Chip Fund
Equity Income Fund
Growth and Income Fund
Income and Growth Fund
Select Equity Index Fund
Small Cap Value Fund
Utility Fund
Value Fund

Domestic Growth

Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Masters Fund
Omega Fund
Select Special Equity Fund
Small Company Growth Fund
Stock Selector Fund
Strategic Growth Fund
Tax Strategic Equity Fund

Global International

Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

INTERNATIONAL AND GLOBAL GROWTH FUNDS

                             QUICK REFERENCE GUIDE
1  Evergreen Express Line
    Call 1-800-346-3858
    24 hours a day to
    . check your account
    . order a statement
    . get a Fund's current price, yield and total return
    . buy, redeem or exchange Fund shares

2  Investor Services
    Call 1-800-343-2898
    Monday through Friday, 8 a.m. to 6 p.m.
    Eastern time to
    . buy, redeem or exchange shares
    . order applications
    . get assistance with your account

3  Information Line for Hearing and Speech
   Impaired (TTY/TDD)
    Call 1-800-343-2888
    Monday through Friday, 8 a.m. to 6 p.m.
    Eastern time

4  Write us a letter
    Evergreen Service Company
    P.O. Box 2121
    Boston, MA 02106-2121
    . to buy, redeem or exchange shares
    . to change the registration on your account
    . for general correspondence

5  For express, registered, certified mail:
    Evergreen Service Company
    200 Berkeley Street
    Boston, MA 02116-5039

6  Visit us on-line:
    www.evergreen-funds.com

7  Regular communications you will receive:
    Account Statements -- You will receive quarterly statements for each Fund you invest in.

    Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

    Annual and Semiannual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

    Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Funds, Ask for:

The Funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                          Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

58035                                              SEC File No.: 811-08553

                                                          536113 RV6

                                                        --------------
[LOGO OF EVERGREEN FUNDS]                                  BULK RATE
                                                         U.S. POSTAGE
                                                             PAID
401 South Tryon Street                                   PERMIT NO. 19
Charlotte, NC 28288                                       HUDSON, MA
                                                       --------------

                          EVERGREEN INTERNATIONAL TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                      INTERNATIONAL AND GLOBAL GROWTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 1, 2000

     Evergreen Emerging Markets Growth Fund ("Emerging Markets Growth Fund")
              Evergreen Global Leaders Fund ("Global Leaders Fund") Evergreen Global Opportunities Fund ("Global Opportunities Fund")
        Evergreen International Growth Fund ("International Growth Fund")
               Evergreen Latin America Fund ("Latin America Fund")
            Evergreen Perpetual Global Fund ("Perpetual Global Fund")
     Evergreen Perpetual International Fund ("Perpetual International Fund")
             Evergreen Precious Metals Fund ("Precious Metals Fund")

                     (Each a "Fund"; together, the "Funds")


             Each Fund is a series of Evergreen International Trust
                                 (the "Trust").


         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated March 1, 2000 for the Fund in which you are interested. The Funds are offered through a single prospectus offering Class A, Class B, Class C and Class Y shares of each Fund. You may obtain the prospectus by calling (800) 343-2898. The information in Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated October 31, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY................................................................1-1
INVESTMENT POLICIES..........................................................1-1
OTHER SECURITIES AND PRACTICES...............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.............................................1-3
EXPENSES....................................................................1-10
PERFORMANCE.................................................................1-17
COMPUTATION OF CLASS A OFFERING PRICE.......................................1-20
SERVICE PROVIDERS...........................................................1-20
FINANCIAL STATEMENTS........................................................1-21


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................2-1
PURCHASE AND REDEMPTION OF SHARES...........................................2-20
SALES CHARGE WAIVERS AND REDUCTIONS.........................................2-22
PRICING OF SHARES...........................................................2-25
PERFORMANCE CALCULATIONS....................................................2-26
PRINCIPAL UNDERWRITER.......................................................2-27
DISTRIBUTION EXPENSES UNDER RULE 12b-1......................................2-28
TAX INFORMATION.............................................................2-31
BROKERAGE...................................................................2-34
ORGANIZATION................................................................2-35
INVESTMENT ADVISORY AGREEMENT...............................................2-36
MANAGEMENT OF THE TRUST.....................................................2-38
CORPORATE AND MUNICIPAL BOND RATINGS........................................2-40
ADDITIONAL INFORMATION......................................................2-51

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. On October 15, 1999, Evergreen Perpetual Global Fund (formerly Mentor Perpetual Global Portfolio) and Evergreen Perpetual International Fund (formerly Mentor Perpetual International Portfolio) changed their names and were reorganized into a separate diversified series of an Evergreen Trust.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund, other than Latin America and Precious Metals, may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund, other than Latin America and Precious Metals, may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities).

         Latin America concentrates (invests more than 25% of its total assets) in securities of issuers, primarily engaged in the energy, telecommunications and utility industries.

         Precious Metals concentrates (invests more than 25% of its total assets) in securities related to mining, processing or dealing in gold or other precious metals and minerals.

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Fund's prospectus. The list below applies to all Funds unless otherwise noted:

Money Market Instruments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements
Reverse Repurchase Agreements
Securities Lending
Warrants
Indexed Securities (Perpetual  Global Fund only)
Options and Futures Strategies
Foreign Securities
Foreign Currency Transactions
Illiquid and Restricted  Securities
Investment in Other Investment Companies
Short Sales
Convertible Securities
Brady Bonds (Latin America)


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 31, 2000, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 31, 2000.

---------------------------------------------------- -----------------
Emerging Markets Growth Fund - Class A

---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Charles Schwab & Co. Inc.                            36.00%
Special Custody Account
FBO Marilyn Izdebski
David Isaac
101 Montgomery Street
San Francisco, CA 94104-4122
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Emerging Markets Growth Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         9.294%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Donaldson Lufkin Jenrette                            5.078%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Emerging Markets Growth Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Salomon Smith Barney, Inc.                           11.605%
333 West 34th Street, 3rd Floor
New York, NY 10001
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         6.024%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Painewebber for the Benefit of                       5.355%
James W. Johnston
c/o Stonemarker Enterprises
380 Knollwood Street, Suite 570
Winston Salem, NC 27103
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Salomon Smith Barney, Inc.                           5.102%
333 West 34th Street, 3rd Floor
New York, NY 10001
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Emerging Markets Growth Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            73.045%
Trust Accounts
Attn: Ginny Batten
CMG-1151, 11th Floor
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            25.993%
Trust Accounts
Attn: Ginny Batten
CMG-1151, 11th Floor
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Leaders Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------

None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Leaders Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
None
---------------------------------------------------- -----------------

----------------------------------------------------------------------

Global Leaders Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         12.624%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Leaders Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank EB/INT                     54.561%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street
CMG-1151, 3rd Floor
Charlotte, NC 28202-1911
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank EB/INT                     15.524%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street
CMG-1151, 3rd Floor
Charlotte, NC 28202-1151
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         11.078%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
ROFE & Co.                                           9.577%
c/o State Street Bank and Trust Company
For Sub Account
Kokusai Securities Co. Ltd.
P.O. Box 5061
Boston, MA 02206-0001
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------

MLPF&S For the Sole Benefit of Its Customers         19.836%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         39.087%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Peggy Bogutski Trustee                               18.655%
Diagnostix Plus Inc. PSP & Trust
69 4th Avenue
Garden City Park, NY 11040-5035
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            8.906%
Trust Accounts
Attn: Ginny Batten
301 S. Tryon Street
CMG-1151, 11th Floor
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  6.592%
Rollover IRA FBO
Devendra P. Jhamb
51 Hunting Hill Drive
Dix Hills, NY 11746-6569
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  6.568%
IRA FBO
Vivian Toole
6130 Stichter
Dallas, TX 75230-5008
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  5.682%
Thomas V. Young
2406 Pomona Lane
Wilwette, IL 60091
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Richard A. Eden                                      5.680%
Harry D. Eden
15515 Sunset Blvd., #121
Pacific Palisade, CA 90272-3530
---------------------------------------------------- -----------------
----------------------------------------------------------------------

International Growth Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         6.759%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
American Express Trust Co.                           5.403%
FBO American Express Trust
Retirement Service
P.O. Box 534
Minneapolis, MN 55440-0534
---------------------------------------------------- -----------------
----------------------------------------------------------------------

International Growth Fund - Class B
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         13.021%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Union Bank TR Nominee                                8.549%
FBO Oregon Labores Trust Pension
P.O. Box 85484
San Diego, CA 92186-5484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------

---------------------------------------------------- -----------------

International Growth Fund - Class C
---------------------------------------------------- -----------------
Douglas M. Ellingson                                 18.386%
1833 East Carver Street
Tempe, AZ 85284-2509
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         9.345%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Industrial Conveyor Corp.                            6.611%
James G. Johnson &
Thomas A. Johnson Trustees
8665 Dogwood Road
Germantown, TN 38139-5346
---------------------------------------------------- -----------------
International Growth Fund - Class  Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            65.600%
Trust Accounts
Attn: Ginny Batten
CMG-1151, 11th Floor
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            34.153%
Trust Accounts
Attn: Ginny Batten
CMG-1151, 11th Floor
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Latin America Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------

                                                     22.623%
MLPF&S For the Sole Benefit of Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Latin America Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         31.089%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------
Latin America Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------

MLPF&S For the Sole Benefit of Its Customers         30.167%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------

Latin America Fund - Class Y
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            86.109%
Trust Accounts
Attn: Ginny Batten
CMG-1151, 11th Floor
301 S. Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------

First Clearing Corporation                           6.090%
MCV Phys Global Account
Carl Gattuso, Executive Dir
1001 E. Broad Street, Suite 330
Richmond, VA 23219-1990
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Stifel Nicolaus & Co. Inc.                           11.607%
John Ashauer IRA
501 North Broadway
St. Louis, MO 63102, WI 54130-3462
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union Securities, Inc.                         8.093%
FBO William V. Rees
111 East Kilbourn Avenue
Milwaukee, UT 84103-4277
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------
None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class Y
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Maureen Wescott                                      68.665%
57 New Road
Madison, CT 06443-2508
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Terry A. Prince                                      24.667%
John H. Prince Jr.
6708 Hollow Oak Drive
Mint Hill, NC 28227
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Daniel J. Ludeman
5105 Stratford Crescent                              6.668%
Richmond, VA 23226-1615
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class A
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Key Trust Co. Trustee                                96.629%
Attn: Martin Currie
P.O. Box 94871
Cleveland, OH 44101-4871
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class B
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Clearing Corporation                           8.662%
James J. Balzarini &
Sara S. Balzarini
1446 Reserve Drive
Akron, OH 44333-1095
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           8.387%
Lipman 2000 Charitable Lead
J S Lipman B. Douglas III
5310 Riverside Drive
Richmond, VA 23225-3038
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------
None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class Y
---------------------------------------------------- -----------------
Arthur Millman                                       50.125%
Madeline Millman
P.O. Box 567
Isle of Palms, SC 29451-0567
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Stanley Picheny                                      30.825%
322 Central Park West
New York, NY 10025-7629
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           14.368%
The Gladys & Franklin Clark Foundation
C/o Gilbert A. Bartlett
809 Richmond Road
---------------------------------------------------- -----------------

Precious Metals Fund - Class A
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         5.331%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------

Precious Metals Fund - Class B
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         16.767%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Precious Metals Fund - Class C
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Janice D. Rutkowksi                                  17.626%
1012 Royal Pass Road
Tampa, FL 33602-5708
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Lider Smola & Fogarty                                9.351%
PC Profit Sharing Plan
175 William Street
New Bedford, MA 02740
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Donaldson Lufkin Jenrette                            8.093%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
A G Edwards & Sons                                   7.482%
Custodian for
J. Gerald Lamoureux
IRA Account
368 Prospect Street
Woonsocket, RI 02895-1949
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Ralph P. Pollack                                     6.343%
Pension Plan
41 State Road
No. Dartmouth, MA 02747-3319
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of Its Customers         5.791%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------

Precious Metals Fund - Class Y
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
None
---------------------------------------------------- -----------------



                                    EXPENSES

Advisory Fees


         Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

     Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Global Leaders Fund. EAMC is entitled to receive from an annual fee of 0.87% based on the Fund's average daily net assets.

         Evergreen Investment Management ("EIM"), a division of First Union National Bank, is the investment advisor to Emerging Markets Growth Fund. EIM is entitled to receive from the Fund an annual fee based on the average daily net assets of the Fund as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         First $100 million               1.42%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               1.37%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               1.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Over $300 million               1.27%
                  ---------------------------------- -----------------


         Evergreen Investment Management Company ("EIMC"), the investment advisor to Global Opportunities Fund, International Growth Fund, Latin America Fund and Precious Metals Fund. EIMC is entitled to receive from each Fund an annual fee based on the Fund's average daily net assets as follows:

Global Opportunities Fund

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                         first $200 million                   0.91%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          next $200 million                   0.86%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          next $200 million                   0.76%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          over $600 billion                   0.66%
                  ---------------------------------- ------------------------


International Growth Fund and Latin America Fund

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                         First $200 million                   0.66%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                          Next $200 million                   0.56%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                          Next $200 million                   0.46%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                          Over $600 million                   0.36%
                  ---------------------------------- ------------------------

Precious Metals Fund

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                         first $100 million                   0.66%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          next $100 million                  0.535%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          over $200 million                   0.41%
                  ---------------------------------- ------------------------

         Mentor Perpetual Advisors, LLC ("Mentor Perpetual") is the investment advisor to Perpetual Global Fund and Perpetual International Fund. Mentor Perpetual is entitled to receive a fee from the Perpetual Global Fund at the following annual rate of the Fund's average daily net assets:

         Perpetual Global Fund

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          first $75 million                   1.10%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          Over $75 million                    1.00%
                  ---------------------------------- ------------------------


         Mentor Perpetual is entitled to receive a fee of 1.00% of Perpetual International Fund's average daily net assets.

Advisory Fees Paid

         Below are the advisory fees accrued by each Fund for the last three fiscal periods.


  ----------------------------------------- -------------------- -------------------------------------

  Fiscal Period/Fund                           Advisory Fee                     Waiver
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------------------------------------------------------------------

  Periods Ended October 31, 1999
  ----------------------------------------------------------------------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $912,765                         $0
  Emerging Markets Growth Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $3,651,052                        $0
  Global Leaders Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $1,877,575                        $0
  Global Opportunities Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $4,195,994                        $0
  International Growth Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $258,833                         $0
  Latin America Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $191,652                         $0
  Perpetual Global Fund (1)
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $2,082,585                        $0
  Perpetual Global Fund (2)
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $1,414,283                     $68,420
  Perpetual International Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $678,057                         $0
  Precious Metals Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------------------------------------------------------------------

  Periods Ended October 31, 1998
  ----------------------------------------------------------------------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $1,052,662                     $119,348
  Emerging Markets Growth Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $2,726,675                        $0
  Global Leaders Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $2,851,287                        $0
  Global Opportunities Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $1,698,718                        $0
  International Growth Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $580,017                         $0
  Latin America Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $1,612,495                        $0
  Perpetual Global Fund (3)
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $983,291                      $318,510
  Perpetual International Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $834,351                         $0
  Precious Metals Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------------------------------------------------------------------

  Periods Ended October 31, 1997
  ----------------------------------------------------------------------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $703,822                      $240,240
  Emerging Markets Growth Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
  Global Leaders Fund                           $1,398,605                     $113,024
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $5,048,808                        $0
  Global Opportunities Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                $1,194,384                        $0
  International Growth Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $869,691                         $0
  Latin America Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $998,592                         $0
  Perpetual Global Fund (4)
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                     $                            $0
  Perpetual International Fund
  ----------------------------------------- -------------------- -------------------------------------
  ----------------------------------------- -------------------- -------------------------------------
                                                 $678,437                         $0
  Precious Metals Fund
  ----------------------------------------- -------------------- -------------------------------------

(1) For the one month period from September 30, 1999 through October 31, 1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(2)  Year ended September 30, 1999.
(3)  Year ended September 30, 1998.
(4)  Year ended September 30, 1997.


Brokerage Commissions

         Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

------------------------------------------ -------------------------------- -------------------------------

Fiscal Period/Fund                         Total Paid to All Brokers        Total Paid to Lieber
------------------------------------------ -------------------------------- -------------------------------
-----------------------------------------------------------------------------------------------------------

Period Ended October 31, 1999
-----------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------- -------------------------------

Emerging Markets Growth Fund                          $453,825                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Global Leaders Fund                                   $310,765                         $190,546
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Global Opportunities Fund                             $277,723                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

International Growth Fund                            $3,897,536                           $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Latin America Fund                                    $362,833                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Perpetual Global Fund (a)                            $1,367,379                           $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Perpetual Global Fund (b)                             $153,385                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Perpetual International Fund                          $798,218                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Precious Metals Fund                                  $363,964                            $0
------------------------------------------ -------------------------------- -------------------------------
-----------------------------------------------------------------------------------------------------------

Periods Ended October 31, 1998
-----------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------- -------------------------------

Emerging Markets Growth Fund                         $1,176,641                           $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Global Leaders Fund                                   $295,617                         $134,741
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Global Opportunities Fund                            $1,181,989                           $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

International Growth Fund                            $1,928,536                           $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Latin America Fund                                    $834,333                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Perpetual Global Fund (c)                            $1,272,077                           $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Perpetual International Fund                          $733,000                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Precious Metals Fund                                  $466,226                            $0
------------------------------------------ -------------------------------- -------------------------------
-----------------------------------------------------------------------------------------------------------

Periods Ended October 31, 1997
-----------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------- -------------------------------

Emerging Markets Growth Fund                          $485,985                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Global Leaders Fund                                   $476,427                         $119,963
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Global Opportunities Fund                             $125,714                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

International Growth Fund                             $944,391                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Latin America Fund                                    $680,662                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Perpetual Global Fund (d)                             $838,045                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Perpetual International Fund                           $19,591                            $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------

Precious Metals Fund                                  $172,276                            $0
------------------------------------------ -------------------------------- -------------------------------

(a)      For the fiscal year ended 9/30/1999.
(b)      For the one month ended 10/31/1999.
(c)      For the fiscal year ended 9/30/1998.
(d)      For the fiscal year ended 9/30/1997.


Percentage of Brokerage Commissions Paid to Lieber & Company

         The table below shows, for the fiscal year ended October 31, 1999, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

--------------------------------- -------------------------------- ----------------------------------------
                                  Percentage of Commissions to     Percentage of Commissionable
                                  Lieber & Company                 Transactions through Lieber & Company
Fund
--------------------------------- -------------------------------- ----------------------------------------
--------------------------------- -------------------------------- ----------------------------------------

Global Leaders Fund               61.3%                            6.3%
--------------------------------- -------------------------------- ----------------------------------------


Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

----------------------------------------- -------------------------- --------------------------------------

                                          Total Underwriting         Underwriting Commissions Retained
Fiscal Period/Fund                        Commissions
----------------------------------------- -------------------------- --------------------------------------
-----------------------------------------------------------------------------------------------------------

Periods ended October 31, 1999
-----------------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                   $41,347                          $2,153
Emerging Markets Growth Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                 $1,581,139                           $0
Global Leaders Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $148,916                            $0
Global Opportunities Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $338,284                            $0
International Growth Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                   $36,833                          $1,346
Latin America Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                   $47,760                          $5,414
Perpetual Global Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $133,551                          $2,599
Perpetual International Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $170,912                            $0
Precious Metals Fund
----------------------------------------- -------------------------- --------------------------------------
-----------------------------------------------------------------------------------------------------------

Periods ended October 31, 1998
-----------------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                   $54,089                          $1,688
Emerging Markets Growth Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                 $1,865,837                         $17,365
Global Leaders Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $204,540                          $1,290
Global Opportunities Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
International Growth Fund                        $1,003,080                          $910
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $114,282                          $3,958
Latin America Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $113,331                         $113,331
Perpetual Global Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                     NA                               NA
Perpetual International Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $382,097                           $460
Precious Metals Fund
----------------------------------------- -------------------------- --------------------------------------
-----------------------------------------------------------------------------------------------------------
Periods Ended October 31, 1997
-----------------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                   $72,733                          $16,463
Emerging Markets Growth Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                 $3,877,434                        $188,288
Global Leaders Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $206,755                          $17,298
Global Opportunities Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $645,122                            $0
International Growth Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $375,581                            $0
Latin America Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                   $66,416                          $66,416
Perpetual Global Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                     NA                               NA
Perpetual International Fund
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
                                                  $324,470                          $29,070
Precious Metals Fund
----------------------------------------- -------------------------- --------------------------------------

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended October 31, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

------------------------------- ------------------------------- ------------------------------ ----------------------------

                                Class A                         Class B                        Class C


Fund
                                ------------------------------- ------------------------------ ----------------------------
                                ---------------- -------------- --------------- -------------- --------------- ------------

                                Distribution     Service Fees   Distribution    Service Fees   Distribution    Service
                                Fees                            Fees                           Fees            Fees
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
                                      $0            $20,008        $23,805         $7,936          $6,903        $2,301
Emerging Markets Growth Fund
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
                                      $0           $357,791       $1,434,150      $478,051        $33,658        $11,219
Global Leaders Fund
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
                                      $0           $138,171        $839,728       $279,909        $153,582       $51,194
Global Opportunities Fund
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
                                      $0           $319,531        $510,710       $170,236        $21,988        $7,329
International Growth Fund
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
                                      $0            $15,337        $60,877        $182,631        $28,959        $9,653
Latin America Fund
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
                                      $0            $18,860           $8             $3           $82,387        $27,462
Perpetual Global Fund**
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
                                      $0            $8,736           $22*            $7*          $56,719        $18,906
Perpetual International Fund
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------
                                      $0           $181,562        $130,844        $43,614         $4,230        $1,410
Precious Metals Fund
------------------------------- ---------------- -------------- --------------- -------------- --------------- ------------

*For the period from October 18, 1999 through October 31, 1999.
**For the one month ended October 31, 1999.  The Fund changed its fiscal year
end from September 30 to    October 31, effective October 31, 1999.

Trustee Compensation

          Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended October 31, 1999 and by the Trust and the eleven other trusts in the Evergreen Fund Complex for the calendar year ended December 31, 1999. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


         ---------------------------------- ------------------------------- -----------------------------
                                                                            Total Compensation from the
                                             Aggregate Compensation from     Evergreen Fund Complex for
                      Trustee               the Trust for the fiscal year     the calendar year ended
                                                   ended 10/31/1999                 12/31/1999*

         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,709                        $75,000
         Laurence B. Ashkin
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,696                        $75,000
         Charles A. Austin, III
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                          $0                             $0
         Arnold H. Dreyfuss**
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,685                        $75,000
         K. Dun Gifford
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $2,190                        $97,000
         James S. Howell***
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,685                        $75,000
         Leroy Keith Jr.
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,710                        $75,000
         Gerald M. McDonnell
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,967                        $85,000
         Thomas L. McVerry
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                          $0                             $0
         Louis W. Moelchert, Jr.**
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,685                        $75,000
         William Walt Pettit
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,685                        $75,000
         David M. Richardson
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,710                        $77,000
         Russell A. Salton, III
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $2,063                        $102,000
         Michael S. Scofield*
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                        $1,685                        $75,000
         Richard J. Shima
         ---------------------------------- ------------------------------- -----------------------------
         ---------------------------------- ------------------------------- -----------------------------
                                                          0                              0
         Richard K. Wagoner**
         ---------------------------------- ------------------------------- -----------------------------


                  *Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 1999. The amounts listed below will be payable in later years to the respective Trustees:
                  **Arnold H. Dreyfuss, Louis W. Moelchert, Jr. and Richard K. Wagoner were elected to the Board of Trustees on
                  December 15, 1999.
                  ***As of January 1, 2000, James S. Howell became Trustee Emeritus.

                  Austin            $ 11,250
                  Howell            $ 77,600
                  McDonnell         $ 75,000
                  McVerry           $ 85,000
                  Petit             $ 75,000
                  Salton            $ 77,000
                  Scofield          $ 61,200

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of October 31, 1999. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

----------------------- -------------------- --------------------- -------------------- ---------------------

Fund/Class              One Year             Five Years            Ten Years or Since   Inception Date
                                                                   Inception
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Emerging Markets Growth Fund
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              12.60%                -0.67%               -1.66%               9/6/1994
Class A
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              12.32%                -0.89%               -1.67%               9/6/1994
Class B
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              16.60%                -0.47%               -1.47%               9/6/1994
Class C
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              18.57%                0.57%                -0.46%               9/6/1994
Class Y
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Global Leaders Fund (1)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              16.88%                  NA                 15.24%               6/3/1996
Class A
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              16.90%                  NA                 15.48%               6/3/1996
Class B
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              20.95%                  NA                 15.92%               6/3/1996
Class C
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              23.19%                  NA                 16.95%              11/1/1995
Class Y
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Global Opportunities Fund (2)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              37.20%                8.50%                12.47%              3/16/1988
Class A
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              38.02%                8.46%                12.46%               2/1/1993
Class B
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              41.98%                8.73%                12.48%               2/1/1993
Class C
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              42.20%                9.62%                13.04%              1/13/1997
Class Y
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

International Growth Fund (3)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              11.22%                10.32%                7.89%              1/20/1998
Class A
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              11.02%                10.36%                7.55%               9/6/1979
Class B
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              15.02%                10.62%                7.54%               3/6/1998
Class C
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              17.18%                11.61%                8.66%               3/9/1998
Class Y
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Latin America Fund (4)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                               5.54%                0.66%                 1.73%              11/1/1993
Class A
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                               4.95%                0.64%                 1.72%               11/1/993
Class B
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                               9.11%                0.89%                 1.82%               11/1/993
Class C
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              11.08%                1.75%                 2.64%              3/30/1998
Class Y
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Perpetual Global Fund (5)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              19.00%                14.39%               13.16%              3/29/1994
Class A
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              19.97%                15.29%               14.06%              10/18/1999
Class B
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              23.10%                14.68%               13.28%              3/29/1994
Class C
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              25.34%                15.62%               14.26%              11/19/1997
Class Y
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Perpetual International Fund (6)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              19.70%                  NA                 10.98%              12/27/1996
Class A
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              20.85%                  NA                 12.17%              10/18/1999
Class B
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              23.72%                  NA                 12.03%              12/27/1996
Class C
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              25.92%                  NA                 12.85%              5/29/1996
Class Y
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Precious Metals Fund (7)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -2-78%               -12.97%               -2.20%              1/20/1998
Class A
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                              -3.79%               -13.09%               -2.52%              1/30/1978
Class B
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                               0.12%               -12.78%               -2.53%              1/29/1998
Class C
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
                               1.21%               -12.77%               -2.52%              2/29/2000
Class Y
----------------------- -------------------- --------------------- -------------------- ---------------------

(1)Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

(2) Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

(3) Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had not been eliminated, returns would have been lower.

(4) Historical performance shown for Class Y prior to its inception is based on the performance of Class A, the original class offered along with Class B and C. The historical returns for Class Y include the effect of the 0.25% 12b-1 fees applicable to Class A. Class Y does not pay 12b-1 fees. If these fees had not been reflected, returns for Class Y would have been higher. Classes B and C each pay 12b-1 fees of 1.00%.

(5)Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.

(6)Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

(7) Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had not been eliminated, returns would have been lower.



                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value ("NAV") plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period. For more information, see "Purchase, Redemption and Pricing of Shares."

----------------------------------------- ------------------- ------------ ------------------- --------------
                                                                           Per Share Sales     Offering
Fund                                             Date         NAV          Charge              Price Per
                                                                                               Share
----------------------------------------- ------------------- ------------ ------------------- --------------
----------------------------------------- ------------------- ------------ ------------------- --------------

Emerging Markets Growth Fund              10/31/1999          $9.32        4.75%               $9.78
----------------------------------------- ------------------- ------------ ------------------- --------------
----------------------------------------- ------------------- ------------ ------------------- --------------

Global Leaders Fund                       10/31/1999          $18.35       4.75%               $19.27
----------------------------------------- ------------------- ------------ ------------------- --------------
----------------------------------------- ------------------- ------------ ------------------- --------------

Global Opportunities Fund                 10/31/1999          $26.08       4.75%               $27.38
----------------------------------------- ------------------- ------------ ------------------- --------------
----------------------------------------- ------------------- ------------ ------------------- --------------

International Growth Fund                 10/31/1999          $8.72        4.75%               $9.15
----------------------------------------- ------------------- ------------ ------------------- --------------
----------------------------------------- ------------------- ------------ ------------------- --------------

Latin America Fund                        10/31/1999          $8.38        4.75%               $8.80
----------------------------------------- ------------------- ------------ ------------------- --------------
----------------------------------------- ------------------- ------------ ------------------- --------------

Perpetual Global Fund                     10/31/1999          $23.86       4.75%               $25.05
----------------------------------------- ------------------- ------------ ------------------- --------------
----------------------------------------- ------------------- ------------ ------------------- --------------

Perpetual International Fund              10/31/1999          $18.41       4.75%               $19.33
----------------------------------------- ------------------- ------------ ------------------- --------------
----------------------------------------- ------------------- ------------ ------------------- --------------

Precious Metals Fund                      10/31/1999          $11.88       4.75%               $12.47
----------------------------------------- ------------------- ------------ ------------------- --------------



                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to all Funds. Each Fund pays EIS an annual fee of 0.10% of each Fund's average daily net assets, except Perpetual Global which pays EIS 0.15% of its average daily net assets.



Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Funds pay ESC annual fees as follows:


-------------------------------- -------------------- --------------------

Fund Type                          Annual Fee Per       Annual Fee Per
                                    Open Account*      Closed Account**
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $25.50                $9.00
Monthly Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $24.50                $9.00
Quarterly Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $23.50                $9.00
Semiannual Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $23.50                $9.00
Annual Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $25.50                $9.00
Money Market Funds
-------------------------------- -------------------- --------------------

 *For shareholder accounts only.  Each Fund pays ESC cost plus 15% for broker accounts.
 **Closed accounts are maintained on the system in order to facilitate historical tax information.


Distributor

     Evergreen  Distributor,  Inc. ("EDI"),  90 Park Avenue,  New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditor

     KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121 or by calling ESC toll-free at 1-800-343-2898.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.


Money Market Instruments


         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA"). The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.
 As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the SEC considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.


Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.


Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

     The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.


Collateralized Mortgage Obligation "Residual" Interests

         The Fund may invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests. Residual interests are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. The cash flow generated by the mortgage assets underlying a series of mortgage securities is applied first to make required payments of principal of and interest on the mortgage securities and second to pay the related administrative expenses of the issuer. The residual generally represents the right to any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related residual represents income and/or a return of capital. The amount of residual cash flow resulting from a series of mortgage securities will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of the mortgage securities, prevailing interest rates, the amount of administrative expenses, and the prepayment experience on the mortgage assets. The values of residuals are extremely sensitive to changes in interest rates. The yield to maturity on residual interests may be extremely sensitive to prepayments on the related underlying mortgage assets in the same manner as an interest-only class of stripped mortgaged-backed securities. In addition, if a series of mortgage securities includes a class that bears interest at an adjustable rate, the yield to maturity on the related residual interest may also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, there may be little or no excess cash flow payable to residual holders. The Fund may fail to recoup fully its initial investment in a residual.

     Residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The residual interest market has only recently developed and residuals currently may not have the liquidity of other more established securities trading in other markets. Residuals also may be subject to certain restrictions on transferability. As a result, the Fund may be unable to dispose of these interests at prices approximating the values the Fund had previously assigned to them.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc. ("EDI"), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarily, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and the Distributor. In addition, the provisions allow the Funds to be competitive in the mutual fund industry, where similar allowances are common.


Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

 REDEMPTION TIME                                                       CDSC RATE

 Month of purchase and the first 12-month
 period following the month of purchase...........................        5.00%
 Second 12-month period following the month of purchase...........        4.00%
 Third 12-month period following the month of purchase............        3.00%
 Fourth 12-month period following the month of purchase...........        3.00%
 Fifth 12-month period following the month of purchase............        2.00%
 Sixth 12-month period following the month of purchase............        1.00%
 Thereafter.......................................................        0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                       CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase                                    2.00%
Second 12-month period following the month of purchase                    1.00%
Thereafter                                                                0.00%

  See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Institutional Shares, Institutional Service Shares

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional and Institutional Service shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Institutional and Institutional Service shares.


         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

                  5. an automatic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Income Plan of up to 1.0% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value


         The Fund calculates its net asset value ("NAV") once daily (or twice daily, for Money Market Funds) on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.


Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


                                   Class A                  0.75%*

                                   Class B                  1.00%

                                   Class C                  1.00%

                            Institutional Service           0.75%*

                  * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

    Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  Class A                       0.25%*

                                  Class B                       1.00%

                                  Class C                       1.00%

                                  Institutional Service         0.25%*


                  *May be lower. See the expense table in the prospectus of the
                   Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, and Institutional Service shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by Evergreen Asset Management Corp. ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

         The foregoing is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc.(real estate development).

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State Street Research & Management Company
                                                                 (investment advice); Director, The Andover Companies
                                                                 (insurance); and Trustee, Arthritis Foundation of New
                                                                 England.

Arnold H. Dreyfuss                   Trustee                     Chairman, Eskimo Pie Corporation; Trustee, Mentor Funds,
(DOB: 9/2/28)                                                    Mentor Variable Investment Portfolios, Mentor Institutional
                                                                 Trust, and Cash Resource Trust; Director, America's
                                                                 Utility Fund, Inc.; Formerly, Chairman and Chief
                                                                 Executive Officer, Hamilton Beach/Proctor-Silex, Inc.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and Wine; Chairman and President,
                                                                 Oldways Preservation and Exchange Trust (education);
                                                                 former Chairman of the Board, Director, and Executive
                                                                 Vice President, The London Harness Company (leather
                                                                 goods purveyor); former Managing Partner, Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford
                                                                 Gifts of Fine Foods; former Chairman, Gifford, Drescher
                                                                 & Associates (environmental consulting).


Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                   (steel producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union.

Louis W. Moelchert, Jr.              Trustee                     President, Private Advisors, LLC; Vice President for
(DOB: 12/20/41)                                                  Investments, University of Richmond; Director, America's
                                                                 Utility Fund, Inc.; Trustee, The Common Fund, Mentor
                                                                 Variable Investment Portfolios, Mentor Funds, Mentor In
                                                                 stitutional Trust, and Cash Resource Trust.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     President, Richardson & Runden & Company (executive search
(DOB: 9/14/41)                                                   and advisory services); former Vice Chairman, DHR
                                                                 International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc.
                                                                 (communications), and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of CTG Resources, Inc. (natural
                                                                 gas), Hartford Hospital, Old State House Association, and
                                                                 Enhance Financial Services, Inc.; former Director Middlesex
                                                                 Mutual Assurance Company; former Chairman, Board of
                                                                 Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA.

Richard K. Wagoner, CFA              Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union
                                                                 Corporation; former consultant to the Board of Trustees
                                                                 of the Evergreen Funds; former member, New York Stock
                                                                 Exchange; member, North Carolina Securities Traders
                                                                 Association; member, Financial Analysts Society.

Anthony J. Fischer*                  President and               Vice President/Client Services, BISYS Fund Services.
(DOB: 2/10/59)                       Treasurer

Nimish S. Bhatt**                    Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union National Bank; former
                                                                 Senior Tax Consulting/Acting Manager, Investment Companies
                                                                 Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft**                         Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*      Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016
**     Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.



                      COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S           S&P              FITCH           Credit Quality

Aaa               AAA              AAA             Excellent Quality (lowest risk)

Aa                AA               AA              Almost Excellent Quality (very low risk)

A                 A                A               Good Quality (low risk)


Baa               BBB              BBB             Satisfactory Quality (some risk)


Ba                BB               BB              Questionable Quality (definite risk)


B                 B                B               Low Quality (high risk)


Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default


                  D                DDD/DD/D        In Default





                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.
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Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

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